UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Annual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2020

Eaton Vance

Floating-Rate Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on April 1, 2019, investors were concerned about a growing U.S.-China trade war. In connection with its final 2018 rate hike the previous December, the U.S. Federal Reserve (the Fed) had lowered its number of projected interest rate increases in 2019 from three to two, which some investors viewed as indicating weakness in the U.S. economy. The result was a “flight to quality” by investors seeking the relative safety of fixed-income securities over stocks, initiating a bond rally in both the Treasury and municipal bond markets that pushed longer-term bond prices up and yields down.

The fixed-income rally continued through the spring and summer of 2019, propelled by lower-than-desired inflation, low European interest rates, on-again/off-again trade-conflict rhetoric, and Fed comments in March that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for 2019. After holding interest rates steady through the first half of 2019, the Fed cut the federal funds rate by 25 basis points on July 31, 2019 — its first reduction in over a decade — and followed with two additional rate cuts in September and October. After those cuts, the federal funds rate was at 1.55%.

In the middle and long portions of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed at the beginning of September. From September 3 through the end of December, U.S. and European interest rates trended modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a U.S.-China trade détente.

Two events in January 2020 raised investor concerns and led to a renewed “flight to quality” that briefly revived the bond market rally. On January 2, the assassination of Iran’s top military commander by a U.S. drone strike briefly raised the specter of a U.S.-Iran military conflict. More lasting was the effect of the coronavirus outbreak in China, which threatened to slow global economic growth for possibly months.

As the virus turned into a global pandemic in February and March, it ended the longest-ever U.S. economic expansion and brought most of the world’s economies to a standstill. The historically strong correlation between municipal bonds and Treasurys broke down, as economic activity declined dramatically and credit markets, along with equities, plunged in value amid unprecedented volatility. In response, the Fed announced two emergency rate cuts in March — lowering the federal funds rate to 0.00%-0.25% — along with other measures designed to support the credit markets through various liquidity programs. These moves helped calm the markets and led municipal bonds to rally in the final days of the period.

For the 12-month period ended March 31, 2020, the municipal bond yield curve experienced a so-called “bull market flattening,” where rates declined across the curve, but more so toward the long end of the curve. The Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, returned 3.85% for the fiscal year — although it declined 3.63% in the final month of the period. Reflecting investors’ late-period turn to a more conservative approach, municipal bonds with higher credit ratings outperformed lower-rated issues during the period.

Fund Performance

For the 12-month period ended March 31, 2020, Eaton Vance Floating-Rate Municipal Income Fund (the Fund) Class A shares at net asset value (NAV) returned 1.12%, underperforming the 1.69% return of the Fund’s benchmark, the Bloomberg Barclays 1 Year Municipal Bond Index (the Index).

The Fund invests primarily in municipal obligations that are exempt from regular federal income tax, primarily municipal floating-rate bonds or obligations and fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate. Management did not employ any fixed-rate to floating-rate swaps during the period.

Detractors from Fund performance versus the Index during the period included an underweight position, relative to the Index, in zero-coupon bonds; security selection in AAA- and AA-rated bonds; and a defensive, out-of-Index allocation to municipal variable rate demand obligations, which are short-term cash securities that lagged the Index for a majority of the period.

In contrast, contributors to results versus the Index included security selection in the industrial development revenue sector; security selection in the health care sector; and an allocation to bonds with longer maturities than those in the Index — which is limited to bonds with 1-2 years remaining to maturity — during a period when longer-maturity bonds in general outperformed shorter-maturity bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	1.12%	0.81%	1.59%
Class A with 2.25% Maximum Sales Charge	—	—	–1.20	0.35	1.36
Class I at NAV	08/03/2010	05/29/1992	1.17	0.94	1.72
Bloomberg Barclays 1 Year Municipal Bond Index	—	—	1.69%	1.17%	1.07%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
				0.60%	0.45%

% Distribution Rates/Yields[5]				Class A	Class I
Distribution Rate				2.09%	2.29%
Taxable-Equivalent Distribution Rate				3.53	3.87
SEC 30-day Yield				1.68	1.86
Taxable-Equivalent SEC 30-day Yield				2.84	3.14

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	03/31/2010	$296,550	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

5

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 –3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.40	$2.90	0.58%
Class I	$1,000.00	$1,003.20	$2.15	0.43%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.10	$2.93	0.58%
Class I	$1,000.00	$1,022.90	$2.17	0.43%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

6

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 102.6%
Security	Principal Amount (000’s omitted)	Value

Education — 12.1%

California Infrastructure and Economic Development Bank, (The Colburn School), 5.91%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,285,400

Lehigh County General Purpose Authority, PA, (Muhlenberg College), 5.29%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,835	3,842,133

Montana State University, 5.16%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,755	1,755,491

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.527%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,753,038

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	1,725	1,723,896

University of Michigan, 4.98%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,440	3,413,478

University of North Carolina at Chapel Hill, 1.409%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,000	5,000,650

University of North Carolina at Chapel Hill, 1.459%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,342,202

University of Pittsburgh, 5.07%, (SIFMA + 0.36%), 2/15/24(1)	15,000	15,011,850

		$69,128,138

Electric Utilities — 6.1%

California Municipal Finance Authority, (Anaheim System District), 5.06%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,300,817

Long Island Power Authority, NY, Electric System Revenue, 1.857%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	12,750	12,578,257

Long Island Power Authority, NY, Electric System Revenue, 1.857%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	4,981,977

Oklahoma Municipal Power Authority, 5.10%, (SIFMA + 0.39%), 1/1/23(1)	5,035	5,044,617

Seattle, WA, Municipal Light and Power Revenue, 5.20%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,078,000

		$34,983,668

Security	Principal Amount (000’s omitted)	Value

General Obligations — 10.9%

Bethlehem Area School District Authority, PA, 1.137%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,955	$7,963,830

Bethlehem Area School District Authority, PA, 1.127%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	2,000,640

California, 1.761%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,450,828

Connecticut, 5.46%, (SIFMA + 0.75%), 3/1/21(1)	275	274,909

Connecticut, 5.56%, (SIFMA + 0.85%), 3/1/22(1)	700	694,246

Delaware Valley Regional Finance Authority, PA, 1.82%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	12,828,400

Delaware Valley Regional Finance Authority, PA, 5.24%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	8,999,081

Katy Independent School District, TX, (PSF Guaranteed), 0.752%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	5,000	5,001,300

Manheim Township School District, PA, 1.545%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,407,378

Massachusetts, 1.731%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	11,400	11,302,872

Mississippi, 1.389%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	6,480	6,480,454

		$62,403,938

Hospital — 22.5%

Allen County, OH, (Mercy Health), 5.46%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,900

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 6.56%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,734,375

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 5.31%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,023,250

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,925	2,993,591

Geisinger Authority, PA, (Geisinger Health System Foundation), 1.70%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,006,400

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 5.28%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,800,720

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 5.46%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	$7,500	$7,521,750

Indiana Finance Authority, (Parkview Health), 5.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	7,000	7,026,950

Iowa Finance Authority, (Iowa Health System), 5.29%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(2)	11,210	11,210,560

Irving Hospital Authority, TX, (Baylor Scott & White Medical Center—Irving), 5.81%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,743,473

Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 5.36%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,033,700

Michigan Finance Authority, (McLaren Health Care), 0.91%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	930	916,794

Michigan Finance Authority, (McLaren Health Care), 1.379%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	4,250	4,239,715

Michigan Finance Authority, (Trinity Health Credit Group), 1.16%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,046,603

Michigan Finance Authority, (Trinity Health Credit Group), 5.19%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,005,550

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 5.26%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	3,885	3,881,387

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.43%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,105

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.15%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	1,993,560

Ohio, (Cleveland Clinic Health System), 5.11%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,436,865

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.31%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,500,825

Washington Health Care Facilities Authority, (Catholic Health Initiatives), 5.71%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,005,850

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.26%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,005,450

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.36%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,289,134

		$128,167,507

Security	Principal Amount (000’s omitted)	Value

Housing — 9.0%

Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.457%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,000,840

Massachusetts Housing Finance Agency, (Mill Road Apartments), 5.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	3,960	3,960,000

Massachusetts Housing Finance Agency, (Single Family Housing), 5.04%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,151

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 5.14%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	10,008,400

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 5.26%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	9,990,300

North Dakota Housing Finance Agency, 5.11%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	5,000,100

Pennsylvania Housing Finance Agency, 1.247%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	4,943,050

Pennsylvania Housing Finance Agency, SFMR, 1.217%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,422,188

Washington Housing Finance Commission, 5.26%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	7,000	7,002,100

		$51,102,129

Industrial Development Revenue — 2.4%

Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.15% to 5/1/20 (Put Date), 5/1/27(2)	$1,750	$1,750,123

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 5.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,006,500

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 5.46%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,749,662

		$13,506,285

Insured-General Obligations — 0.9%

Allegheny County, PA, (AGM), 1.74%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,230	$5,173,411

		$5,173,411

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Lease Revenue/Certificates of Participation — 0.3%

Kentucky Asset/Liability Commission, (NPFG), 1.731%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	$2,000	$1,923,860

		$1,923,860

Insured-Transportation — 0.5%

Metropolitan Transportation Authority, NY, (AGM), 1.391%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,495,095

Metropolitan Transportation Authority, NY, (AGM), 1.771%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,250,512

		$2,745,607

Insured-Water and Sewer — 0.9%

Pittsburgh Water and Sewer Authority, PA, (AGM), 1.765%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,000,650

		$5,000,650

Lease Revenue/Certificates of Participation — 0.3%

New Jersey Economic Development Authority, (School Facilities Construction), 6.26%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$2,016,200

		$2,016,200

Other Revenue — 12.9%

Black Belt Energy Gas District, AL, 5.33%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000

California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.043%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	10,009,400

California Infrastructure and Economic Development Bank, (Museum Associates), 1.321%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,004,500

Northern California Gas Authority No. 1, Gas Project Revenue, 1.999%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,910,040

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.92%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,461,500

Southeast Alabama Gas Supply District, (Project No. 2), 1.91%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,962,850

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.72%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	$2,000	$2,008,620

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 5.76%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,258,840

		$73,615,750

Special Tax Revenue — 1.8%

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 5.16%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	$5,000	$4,968,300

Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.36%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	5,000	4,996,200

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	35	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	50,954

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	90	56,873

		$10,072,327

Transportation — 15.6%

Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.887%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$12,000	$11,999,040

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.81%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,843,290

E-470 Public Highway Authority, CO, 1.039%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	4,994,450

Metropolitan Transportation Authority, NY, 5.14%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	19,979,400

Metropolitan Transportation Authority, NY, 5.29%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,031,091

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	8,997,570

New Jersey Turnpike Authority, 1.567%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	2,000	1,991,740

Pennsylvania Turnpike Commission, 5.31%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,007,710

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Pennsylvania Turnpike Commission, 5.41%, (SIFMA + 0.70%), 12/1/23(1)	$2,500	$2,522,875

Pennsylvania Turnpike Commission, 5.59%, (SIFMA + 0.88%), 12/1/20(1)	685	682,322

Pennsylvania Turnpike Commission, 5.69%, (SIFMA + 0.98%), 12/1/21(1)	1,850	1,864,744

South Carolina Transportation Infrastructure Bank, 1.509%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	16,995	16,612,952

Triborough Bridge and Tunnel Authority, NY, 1.759%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,605	6,600,575

Triborough Bridge and Tunnel Authority, NY, 0.507%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	5,000	4,986,000

		$89,113,759

Water and Sewer — 6.4%

California Department of Water Resources, (Central Valley Project), 5.08%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$11,000	$10,959,630

Charleston, SC, Waterworks and Sewer System Revenue, 1.041%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	5,005,650

Houston, TX, Combined Utility System Revenue, 0.885%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	14,000	13,972,000

Houston, TX, Combined Utility System Revenue, 5.61%, (SIFMA + 0.90%), 5/1/20 (Put Date), 5/15/34(1)	2,500	2,500,575

North Penn Water Authority, PA, 4.87%, (SIFMA + 0.16%), 11/1/20(1)	1,000	1,000,000

North Penn Water Authority, PA, 5.07%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,451,349

North Penn Water Authority, PA, 5.27%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,693,515

		$36,582,719

Total Tax-Exempt Municipal Securities — 102.6% (identified cost $586,635,892)		$585,535,948

Other Assets, Less Liabilities — (2.6)%		$(15,111,218)

Net Assets — 100.0%		$570,424,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	18.5%

California	13.4%

Others, representing less than 10% individually	70.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 2.5% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 0.3% to 2.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $12,960,683 or 2.3% of the Fund’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Statement of Assets and Liabilities

Assets	March 31, 2020

Investments, at value (identified cost, $586,635,892)	$585,535,948

Cash	87,188

Interest receivable	1,679,987

Receivable for investments sold	32,376,509

Receivable for Fund shares sold	1,417,441

Total assets	$621,097,073

Liabilities

Demand note payable	$47,600,000

Payable for Fund shares redeemed	2,399,650

Distributions payable	101,274

Payable to affiliates:

Investment adviser fee	207,331

Distribution and service fees	40,348

Accrued expenses	323,740

Total liabilities	$50,672,343

Net Assets	$570,424,730

Sources of Net Assets

Paid-in capital	$573,186,034

Accumulated loss	(2,761,304)

Net Assets	$570,424,730

Class A Shares

Net Assets	$281,708,837

Shares Outstanding	28,752,522

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.80

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.03

Class I Shares

Net Assets	$288,715,893

Shares Outstanding	29,452,131

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.80

On sales of $100,000 or more, the offering price of Class A shares is reduced.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Statement of Operations

Investment Income	Year Ended March 31, 2020

Interest	$13,818,689

Total investment income	$13,818,689

Expenses

Investment adviser fee	$2,434,402

Distribution and service fees

Class A	422,276

Trustees’ fees and expenses	34,994

Custodian fee	184,272

Transfer and dividend disbursing agent fees	117,015

Legal and accounting services	55,306

Printing and postage	24,128

Registration fees	119,115

Miscellaneous	78,168

Total expenses	$3,469,676

Deduct —

Allocation of expenses to affiliate	$5,880

Total expense reductions	$5,880

Net expenses	$3,463,796

Net investment income	$10,354,893

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,092,745)

Net realized loss	$(1,092,745)

Change in unrealized appreciation (depreciation) —

Investments	$(1,389,159)

Net change in unrealized appreciation (depreciation)	$(1,389,159)

Net realized and unrealized loss	$(2,481,904)

Net increase in net assets from operations	$7,872,989

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$10,354,893	$8,991,395

Net realized loss	(1,092,745)	(13,613)

Net change in unrealized appreciation (depreciation)	(1,389,159)	(78,435)

Net increase in net assets from operations	$7,872,989	$8,899,347

Distributions to shareholders —

Class A	$(3,936,734)	$(3,054,326)

Class I	(6,398,797)	(5,931,059)

Total distributions to shareholders	$(10,335,531)	$(8,985,385)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$216,416,435	$172,086,367

Class I	225,365,243	397,937,660

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,815,304	2,867,329

Class I	5,547,624	5,289,081

Cost of shares redeemed

Class A	(194,335,552)	(78,336,104)

Class I	(403,345,225)	(183,790,295)

Net increase (decrease) in net assets from Fund share transactions	$(146,536,171)	$316,054,038

Net increase (decrease) in net assets	$(148,998,713)	$315,968,000

Net Assets

At beginning of year	$719,423,443	$403,455,443

At end of year	$570,424,730	$719,423,443

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Financial Highlights

	Class A

	Year Ended March 31,
	2020		2019		2018	2017	2016

Net asset value — Beginning of year	$9.830		$9.830		$9.800	$9.800	$9.900

Income (Loss) From Operations

Net investment income(1)	$0.138		$0.147		$0.090	$0.064	$0.053

Net realized and unrealized gain (loss)	(0.029)		(0.001)		0.029	0.005	(0.099)

Total income (loss) from operations	$0.109		$0.146		$0.119	$0.069	$(0.046)

Less Distributions

From net investment income	$(0.139)		$(0.146)		$(0.089)	$(0.069)	$(0.053)

From net realized gain	—		—		—	—	(0.001)

Total distributions	$(0.139)		$(0.146)		$(0.089)	$(0.069)	$(0.054)

Net asset value — End of year	$9.800		$9.830		$9.830	$9.800	$9.800

Total Return(2)	1.12	%(3)	1.49	%(3)	1.22%	0.71%	(0.46)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$281,709		$257,118		$160,528	$139,418	$129,593

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.59	%(3)	0.60	%(3)	0.60%	0.63%	0.61%

Net investment income	1.40%		1.49%		0.92%	0.65%	0.54%

Portfolio Turnover	49%		43%		78%	71%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Financial Highlights — continued

	Class I

	Year Ended March 31,
	2020		2019		2018	2017	2016

Net asset value — Beginning of year	$9.840		$9.830		$9.800	$9.800	$9.910

Income (Loss) From Operations

Net investment income(1)	$0.154		$0.162		$0.106	$0.075	$0.067

Net realized and unrealized gain (loss)	(0.039)		0.008		0.028	0.009	(0.108)

Total income (loss) from operations	$0.115		$0.170		$0.134	$0.084	$(0.041)

Less Distributions

From net investment income	$(0.155)		$(0.160)		$(0.104)	$(0.084)	$(0.068)

From net realized gain	—		—		—	—	(0.001)

Total distributions	$(0.155)		$(0.160)		$(0.104)	$(0.084)	$(0.069)

Net asset value — End of year	$9.800		$9.840		$9.830	$9.800	$9.800

Total Return(2)	1.17	%(3)	1.75	%(3)	1.37%	0.86%	(0.41)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$288,716		$462,305		$242,928	$139,300	$29,849

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.44	%(3)	0.45	%(3)	0.45%	0.48%	0.46%

Net investment income	1.56%		1.65%		1.08%	0.77%	0.69%

Portfolio Turnover	49%		43%		78%	71%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

16

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Notes to Financial Statements — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2020 and March 31, 2019 was as follows:

	Year Ended March 31,
	2020	2019

Tax-exempt income	$10,314,214	$8,980,835

Ordinary income	$21,317	$4,550

As of March 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$32,179

Deferred capital losses	$(1,638,426)

Net unrealized depreciation	$(1,053,783)

Distributions payable	$(101,274)

At March 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $1,638,426 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $484,048 are short-term and $1,154,378 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$586,589,731

Gross unrealized appreciation	$703,232

Gross unrealized depreciation	(1,757,015)

Net unrealized depreciation	$(1,053,783)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million, 0.275% and 2.75%, respectively, on average daily net assets of $500 million

17

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Notes to Financial Statements — continued

but less than $1 billion and at reduced rates on daily net assets of $1 billion or more. For the year ended March 31, 2020, the investment adviser fee amounted to $2,434,402 or 0.35% of the Fund’s average daily net assets.

Prior to August 1, 2019, EVM and BMR had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 0.60% and 0.45% of the Fund’s average daily net assets for Class A and Class I, respectively. Pursuant to this agreement, EVM and BMR were allocated $5,880 in total of the Fund’s operating expenses for the year ended March 31, 2020.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2020, EVM earned $3,142 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,909 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2020. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2020 amounted to $422,276 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $333,513,534 and $464,736,516, respectively, for the year ended March 31, 2020.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended March 31, 2020	Year Ended March 31, 2019

Sales	21,990,575	17,496,212

Issued to shareholders electing to receive payments of distributions in Fund shares	387,971	291,574

Redemptions	(19,780,187)	(7,964,003)

Net increase	2,598,359	9,823,783

Class I	Year Ended March 31, 2020	Year Ended March 31, 2019

Sales	22,895,259	40,442,178

Issued to shareholders electing to receive payments of distributions in Fund shares	563,744	537,451

Redemptions	(41,010,299)	(18,677,109)

Net increase (decrease)	(17,551,296)	22,302,520

18

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Notes to Financial Statements — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2020, the Fund had a balance outstanding pursuant to this line of credit of $47,600,000, at an interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2020. The Fund’s average borrowings or allocated fees during the year ended March 31, 2020 were not significant.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$585,535,948	$—	$585,535,948

Total Investments	$—	$585,535,948	$—	$585,535,948

9  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

19

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Floating-Rate Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2020, the Fund designates 99.79% of distributions from net investment income as an exempt-interest dividend.

21

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Director of Groupon, Inc. (e-commerce provider) (since April 2020). Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

23

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14727    3.31.20

Eaton Vance

National Limited Maturity Municipal Income Fund

Annual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2020

Eaton Vance

National Limited Maturity Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	25

Federal Tax Information	26

Management and Organization	27

Important Notices	30

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on April 1, 2019, investors were concerned about a growing U.S.-China trade war. In connection with its final 2018 rate hike the previous December, the U.S. Federal Reserve (the Fed) had lowered its number of projected interest rate increases in 2019 from three to two, which some investors viewed as indicating weakness in the U.S. economy. The result was a “flight to quality” by investors seeking the relative safety of fixed-income securities over stocks, initiating a bond rally in both the Treasury and municipal bond markets that pushed longer-term bond prices up and yields down.

The fixed-income rally continued through the spring and summer of 2019, propelled by lower-than-desired inflation, low European interest rates, on-again/off-again trade-conflict rhetoric, and Fed comments in March that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for 2019. After holding interest rates steady through the first half of 2019, the Fed cut the federal funds rate by 25 basis points on July 31, 2019 — its first reduction in over a decade — and followed with two additional rate cuts in September and October. After those cuts, the federal funds rate was at 1.55%.

In the middle and long portions of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed at the beginning of September. From September 3 through the end of December, U.S. and European interest rates trended modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a U.S.-China trade détente.

Two events in January 2020 raised investor concerns and led to a renewed “flight to quality” that briefly revived the bond market rally. On January 2, the assassination of Iran’s top military commander by a U.S. drone strike briefly raised the specter of a U.S.-Iran military conflict. More lasting was the effect of the coronavirus outbreak in China, which threatened to slow global economic growth for possibly months.

As the virus turned into a global pandemic in February and March, it ended the longest-ever U.S. economic expansion and brought most of the world’s economies to a standstill. The historically strong correlation between municipal bonds and Treasurys broke down, as economic activity declined dramatically and credit markets, along with equities, plunged in value amid unprecedented volatility. In response, the Fed announced two emergency rate cuts in March — lowering the federal funds rate to 0.00%-0.25% — along with other measures designed to support the credit markets through various liquidity programs. These moves helped calm the markets and led municipal bonds to rally in the final days of the period.

For the 12-month period ended March 31, 2020, the municipal bond yield curve experienced a so-called “bull market flattening,” where rates declined across the curve, but more so toward the long end of the curve. The Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, returned 3.85% for the fiscal year — although it declined 3.63% in the final month of the period. Reflecting investors’ late-period turn to a more conservative approach, municipal bonds with higher credit ratings outperformed lower-rated issues during the period.

Fund Performance

For the 12-month period ended March 31, 2020, Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) Class A shares at net asset value (NAV) returned 1.66%, underperforming the 2.91% return of the Fund’s benchmark, the Bloomberg Barclays 7 Year Municipal Bond Index (the Index).

The Fund’s overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. While the Index includes only bonds with maturities of six to eight years, the Fund may invest in individual municipal obligations of any maturity and thus owns bonds with shorter maturities and longer maturities than the holdings in the Index, while seeking to maintain a dollar-weighted average portfolio duration between three and nine years. During the period, the Fund’s out-of-Index holdings in bonds with shorter maturities than those in the Index underperformed the Index and detracted from performance versus the Index. However, the Fund’s out-of-Index holdings in bonds with longer maturities than those in the Index outperformed the Index and contributed to relative returns.

Detractors from Fund performance versus the Index included, as noted above, out-of-Index holdings in shorter-maturity bonds, with 1–5 years remaining to maturity; an overweight, relative to the Index, in Illinois bonds, which declined in value as its fiscal liabilities mounted; and an overweight in bonds rated BBB and below, during a period when higher-rated bonds in the Index outperformed lower-rated bonds.

In contrast, contributors to Fund performance versus the Index during the period included out-of-Index holdings in longer-maturity bonds, with 8–12 years remaining to maturity; an overweight in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and security selection in local general obligation bonds, which were the best-performing sector in the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Performance2,3

Portfolio Managers Adam A. Weigold, CFA, Christopher J. Eustance, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	1.66%	1.82%	2.83%
Class A with 2.25% Maximum Sales Charge	—	—	–0.67	1.37	2.60
Class C at NAV	12/08/1993	05/22/1992	0.95	1.07	2.06
Class C with 1% Maximum Sales Charge	—	—	–0.04	1.07	2.06
Class I at NAV	10/01/2009	05/22/1992	1.81	1.96	2.99
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	2.91%	2.67%	3.69%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.68%	1.43%	0.53%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.60%	1.84%	2.75%
Taxable-Equivalent Distribution Rate			4.39	3.11	4.65
SEC 30-day Yield			1.46	0.76	1.64
Taxable-Equivalent SEC 30-day Yield			2.47	1.28	2.77

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2010	$12,268	N.A.
Class I	$250,000	03/31/2010	$335,593	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Duration is a measure of the expected change in price of a bond - in percentage terms - given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Important Notice to Shareholders
Effective December 31, 2019, Christopher J. Eustance and Trevor G. Smith joined the portfolio management team of the Fund.

Effective May 1, 2020, the Fund changed its investment strategy related to duration. The Fund now seeks to maintain a dollar-weighted average portfolio duration of less than five years, rather than a dollar-weighted average portfolio duration of between three and nine years. This change reflects the way the Fund has been positioned in recent years. In addition, effective May 1, 2020, the Fund’s primary benchmark index changed from the Bloomberg Barclays 7 Year Municipal Bond Index to the Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index because the investment adviser believes that the Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index better reflects the duration of the investments held by the Fund.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.40	$3.19	0.64%
Class C	$1,000.00	$990.60	$6.92	1.39%
Class I	$1,000.00	$994.10	$2.44	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.23	0.64%
Class C	$1,000.00	$1,018.10	$7.01	1.39%
Class I	$1,000.00	$1,022.60	$2.48	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 96.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,576,450

Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	281,910

Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,876,991

		$5,735,351

Education — 4.2%

Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$108,752

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/24	150	173,318

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/26	165	201,592

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/27	125	156,599

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/28	185	237,233

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	211,014

Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	430,796

Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,085,210

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.75%, 7/1/33(1)	5,000	5,000,000

New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,477,920

New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28(2)	600	759,198

Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	521,640

Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	521,670

Syracuse Industrial Development Agency, NY, (Syracuse City School District), 4.00%, 5/1/34	1,075	1,262,609

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31(2)	1,795	2,311,906

Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	568,642

University of California, 5.00%, 5/15/21	20	20,062

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,291,637

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	704,801

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	$575	$599,202

		$20,643,801

Electric Utilities — 5.7%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,377,847

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,405,678

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,233,254

Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,100,510

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,080,580

Long Island Power Authority, NY, Electric System Revenue, 1.857%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(3)	10,000	9,865,300

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,752,048

Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,038,280

Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,388,800

		$28,242,297

Escrowed/Prerefunded — 4.3%

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Prerefunded to 11/1/20, 5.00%, 11/1/26	$4,795	$4,889,893

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	372,565

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,742,000

North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,982,988

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,356,900

South Jersey Transportation Authority, NJ, Escrowed to Maturity, 5.00%, 11/1/22	170	186,456

South Jersey Transportation Authority, NJ, Escrowed to Maturity, 5.00%, 11/1/24	780	909,441

Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,911,948

		$21,352,191

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 14.4%

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	$1,000	$1,190,700

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/30	1,150	1,317,337

Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,282,391

Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,301,322

Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	687,065

Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,287,346

Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,447,152

Delaware Valley Regional Finance Authority, PA, 5.24%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(3)	4,900	4,845,659

Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,082,970

Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,619,800

Hillsboro School District No. 1J, OR, 4.00%, 6/15/33	1,175	1,419,235

Illinois, 4.00%, 6/1/33	4,900	4,675,776

Illinois, 5.00%, 2/1/23	5,000	5,165,550

Illinois, 5.00%, 11/1/24	2,000	2,096,560

Illinois, 5.00%, 2/1/25	4,000	4,201,560

Illinois, 5.00%, 11/1/27	5,000	5,210,600

Kentwood Public Schools, MI, 4.00%, 5/1/21	465	479,392

Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,911,353

Millcreek Township School District, PA, 5.00%, 9/15/25	500	559,790

New York, NY, 5.00%, 8/1/24	2,000	2,282,620

Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,266,313

Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,085,210

Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,211,720

Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,021,050

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,471,646

Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,438,247

		$71,558,364

Hospital — 10.0%

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	$3,000	$3,402,540

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,077,300

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	315,717

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	200,523

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health Initiatives), 5.00%, 8/1/30	1,010	1,162,864

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	$1,000	$1,086,780

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,357,540

Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	727,517

Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	553,373

Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	369,057

Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,605,271

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,436,612

Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	511,115

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,074,070

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	549,040

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,012,670

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,704,690

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/20(2)	3,365	3,392,761

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/25(2)	2,145	2,486,012

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,738,322

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	4,788,440

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,076,330

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	2,000	2,025,600

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), 0.75%, 8/1/34(1)	1,750	1,750,000

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,048,540

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(4)	1,500	1,778,565

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/27(4)	1,200	1,426,404

Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,120,720

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	$925	$964,692

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	3,027,810

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	381,795

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	534,310

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	272,930

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	317,214

University of California, (Regents Medical Center), 5.00%, 5/15/22	890	962,989

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,414,783

		$49,654,896

Housing — 0.6%

Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$265	$265,673

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	347,029

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	357,645

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/32	365	413,399

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/33	300	338,397

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	558,335

Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	515	515,155

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	95,000

		$2,890,633

Industrial Development Revenue — 4.2%

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	$1,880	$1,999,079

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(4)	860	772,934

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	$1,780	$1,789,220

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	435	387,324

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,045,810

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	978,330

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,472,079

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	420	375,043

Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,252,650

		$21,072,469

Insured-Education — 1.9%

California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$543,570

New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,114,060

New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,620,555

Northern Illinois University, (BAM), 5.00%, 4/1/30(2)	850	1,048,662

		$9,326,847

Insured-Electric Utilities — 0.7%

Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,259,190

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,327,502

Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/20	1,050	1,051,523

		$3,638,215

Insured-Escrowed/Prerefunded — 0.6%

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$370	$389,255

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	925	973,137

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/22	580	632,177

North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,091,620

		$3,086,189

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured-General Obligations — 12.0%

Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$295,748

Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,096,080

Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,700,099

Cambria County, PA, (AGM), 4.00%, 8/1/33	500	557,395

Cambria County, PA, (BAM), 5.00%, 8/1/21	1,085	1,136,288

Cambria County, PA, (BAM), 5.00%, 8/1/22	1,850	1,998,425

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	460,540

Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,617,940

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,107,940

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	680,869

Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,805,248

Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,452,365

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,020,229

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,198,184

New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,314,550

Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,050,250

Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	15,246

Puerto Rico, (AGM), 4.125%, 7/1/20	1,325	1,326,007

Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,877,730

Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,107,760

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,914,800

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31(2)	910	1,099,881

Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,674,200

West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,199,033

Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	727,422

		$59,434,229

Insured-Hospital — 0.2%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$295,757

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	705	679,458

		$975,215

Security	Principal Amount (000’s omitted)	Value

Insured-Other Revenue — 0.0%(6)

Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$162,982

		$162,982

Insured-Special Tax Revenue — 2.9%

Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,249,340

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,676,460

Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,257,850

Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,094,560

		$14,278,210

Insured-Transportation — 1.0%

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,098,700

		$5,098,700

Insured-Water and Sewer — 1.2%

Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$512,485

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,599,100

		$6,111,585

Lease Revenue/Certificates of Participation — 0.8%

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$308,918

Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	307,875

California State Public Works Board, 5.00%, 11/1/26	2,725	3,082,792

Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	517,305

		$4,216,890

Other Revenue — 2.6%

Black Belt Energy Gas District, AL, 5.08%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(3)	$5,000	$4,825,150

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,128,300

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	1,200	216,000

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(4)	1,035	1,115,451

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.92%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(3)	$2,000	$1,995,600

Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	803,662

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	240	240,305

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	737,566

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	660,623

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,143,010

		$12,865,667

Senior Living/Life Care — 4.1%

Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,941,513

Howard County, MD, (Vantage House), 5.00%, 4/1/21	90	90,380

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.457%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(3)	1,300	1,301,703

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,155,370

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	688,460

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	567,908

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	735,907

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	506,112

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	1,944,241

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,274,994

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,231,439

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,383,574

North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,441,429

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	927,137

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,199,406

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(4)	3,420	3,240,347

		$20,629,920

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 7.6%

Baltimore, MD, (Harbor Point), 3.05%, 6/1/28(4)	$190	$173,787

Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(4)	200	181,588

Baltimore, MD, (Harbor Point), 3.20%, 6/1/30(4)	200	180,188

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	2,000	1,873,460

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/34	1,010	916,030

Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,152,159

Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	632,388

Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	866,558

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,698,625

Michigan Trunk Line, 5.00%, 11/15/23	600	636,558

Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,165,923

Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,115,880

Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,586,415

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	280	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	345	292,987

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,605,536

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,728,617

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,864,305

Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,146,417

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	580,896

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	331,117

Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	384,412

Sales Tax Securitization Corp., IL, 5.00%, 1/1/29	1,525	1,785,256

Sales Tax Securitization Corp., IL, 5.00%, 1/1/29	500	585,330

South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,072,630

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	276	173,612

Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,138,922

Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	1,830	1,801,617

		$37,671,213

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.3%

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$4,930	$5,120,002

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,131,940

		$6,251,942

Transportation — 13.7%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/26	$840	$886,309

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/28	520	548,668

Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	3,910,983

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,427,943

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	511,395

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,023,110

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	973,512

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	871,943

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,395,368

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,126,660

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,608,584

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,015,572

Hawaii Airports System, 5.25%, 7/1/28	3,650	3,680,952

Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	526,383

Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	502,430

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,885,025

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,009,104

Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,421,300

Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,109,020

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	2,740,400

Metropolitan Washington Airports Authority, D.C., 5.00%, 10/1/22	5,000	5,097,450

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Economic Development Authority, (Transit Transportation Project), 5.00%, 11/1/30	$4,000	$4,409,480

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(3)	4,000	3,998,920

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,086,290

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	965,383

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	2,850	3,514,591

Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,098,840

Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,035,980

Port of Seattle, WA, (AMT), 5.00%, 4/1/31	4,000	4,931,920

South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	155	164,520

South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	433,173

		$67,911,208

Water and Sewer — 1.7%

Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,081,270

Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,078,800

New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,016,300

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/32	3,000	3,894,240

Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,208,680

		$8,279,290

Total Tax-Exempt Municipal Securities — 96.8% (identified cost $470,175,813)		$481,088,304

Taxable Municipal Securities — 3.0%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.6%

Charlotte, NC, 1.955%, 7/1/28	$1,500	$1,535,640

Charlotte, NC, 2.005%, 7/1/29	1,620	1,647,540

Chicago, IL, 7.75%, 1/1/42	2,650	3,017,979

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 1.827%, 2/1/22	$300	$300,621

Monroe Township Board of Education, NJ, 1.631%, 8/1/20	250	250,238

Monroe Township Board of Education, NJ, 2.349%, 8/1/29	1,100	1,127,104

		$7,879,122

Insured-General Obligations — 0.2%

Detroit, MI, (AMBAC), 4.96%, 4/1/20	$754	$753,546

		$753,546

Senior Living/Life Care — 0.7%

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,675	$3,604,256

		$3,604,256

Student Loan — 0.2%

Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,182,929

		$1,182,929

Transportation — 0.3%

Pennsylvania Turnpike Commission, 1.812%, 12/1/20	$1,260	$1,263,074

		$1,263,074

Total Taxable Municipal Securities — 3.0% (identified cost $14,362,857)		$14,682,927

Total Investments — 99.8% (identified cost $484,538,670)		$495,771,231

Other Assets, Less Liabilities — 0.2%		$1,055,113

Net Assets — 100.0%		$496,826,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	13.5%

New York	10.7%

Pennsylvania	10.7%

Others, representing less than 10% individually	64.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 7.8% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

(2)	When-issued security.

(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $12,145,865 or 2.4% of the Fund’s net assets.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

MFMR	–	Multi-Family Mortgage Revenue

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Statement of Assets and Liabilities

Assets	March 31, 2020

Investments, at value (identified cost, $484,538,670)	$495,771,231

Cash	5,637,417

Interest receivable	5,202,765

Receivable for investments sold	5,274,719

Receivable for Fund shares sold	389,668

Total assets	$512,275,800

Liabilities

Payable for investments purchased	$2,403,799

Payable for when-issued securities	11,079,622

Payable for Fund shares redeemed	937,378

Distributions payable	552,893

Payable to affiliates:

Investment adviser fee	168,638

Distribution and service fees	42,117

Accrued expenses	265,009

Total liabilities	$15,449,456

Net Assets	$496,826,344

Sources of Net Assets

Paid-in capital	$494,583,221

Distributable earnings	2,243,123

Net Assets	$496,826,344

Class A Shares

Net Assets	$180,505,555

Shares Outstanding	18,616,326

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.70

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.92

Class C Shares

Net Assets	$24,107,849

Shares Outstanding	2,650,229

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.10

Class I Shares

Net Assets	$292,212,940

Shares Outstanding	30,125,002

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.70

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Statement of Operations

Investment Income	Year Ended March 31, 2020

Interest	$16,825,582

Total investment income	$16,825,582

Expenses

Investment adviser fee	$2,072,394

Distribution and service fees

Class A	283,918

Class C	268,384

Trustees’ fees and expenses	26,340

Custodian fee	123,758

Transfer and dividend disbursing agent fees	176,241

Legal and accounting services	75,803

Printing and postage	28,824

Registration fees	85,719

Miscellaneous	74,027

Total expenses	$3,215,408

Net investment income	$13,610,174

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$813,998

Net realized gain	$813,998

Change in unrealized appreciation (depreciation) —

Investments	$(5,339,810)

Net change in unrealized appreciation (depreciation)	$(5,339,810)

Net realized and unrealized loss	$(4,525,812)

Net increase in net assets from operations	$9,084,362

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$13,610,174	$14,897,939

Net realized gain	813,998	723,933

Net change in unrealized appreciation (depreciation)	(5,339,810)	2,079,250

Net increase in net assets from operations	$9,084,362	$17,701,122

Distributions to shareholders —

Class A	$(4,876,685)	$(5,117,370)

Class C	(545,487)	(1,202,628)

Class I	(8,349,720)	(8,502,904)

Total distributions to shareholders	$(13,771,892)	$(14,822,902)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$15,985,957	$19,901,418

Class C	3,861,760	3,738,749

Class I	90,310,195	142,374,110

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,098,245	4,175,790

Class C	428,649	1,009,919

Class I	2,352,620	2,382,091

Cost of shares redeemed

Class A	(35,878,208)	(42,051,357)

Class C	(9,798,975)	(23,491,886)

Class I	(91,965,796)	(140,640,187)

Net asset value of shares converted

Class A	5,899,401	19,142,023

Class C	(5,899,401)	(19,142,023)

Net decrease in net assets from Fund share transactions	$(20,605,553)	$(32,601,353)

Net decrease in net assets	$(25,293,083)	$(29,723,133)

Net Assets

At beginning of year	$522,119,427	$551,842,560

At end of year	$496,826,344	$522,119,427

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Financial Highlights

	Class A
	Year Ended March 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.790	$9.730	$9.850	$10.160	$10.180

Income (Loss) From Operations

Net investment income(1)	$0.251	$0.272	$0.274	$0.283	$0.298

Net realized and unrealized gain (loss)	(0.087)	0.058	(0.120)	(0.311)	(0.020)

Total income (loss) from operations	$0.164	$0.330	$0.154	$(0.028)	$0.278

Less Distributions

From net investment income	$(0.254)	$(0.270)	$(0.274)	$(0.282)	$(0.298)

Total distributions	$(0.254)	$(0.270)	$(0.274)	$(0.282)	$(0.298)

Net asset value — End of year	$9.700	$9.790	$9.730	$9.850	$10.160

Total Return(2)	1.66%	3.45%	1.55%	(0.29)%	2.79%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$180,506	$192,155	$189,734	$212,891	$275,435

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.66%	0.68%	0.67%	0.67%	0.66%

Net investment income	2.55%	2.80%	2.77%	2.82%	2.95%

Portfolio Turnover	40%	14%	13%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Financial Highlights — continued

	Class C
	Year Ended March 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.180	$9.120	$9.240	$9.530	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.167	$0.186	$0.188	$0.195	$0.209

Net realized and unrealized gain (loss)	(0.078)	0.059	(0.121)	(0.291)	(0.020)

Total income (loss) from operations	$0.089	$0.245	$0.067	$(0.096)	$0.189

Less Distributions

From net investment income	$(0.169)	$(0.185)	$(0.187)	$(0.194)	$(0.209)

Total distributions	$(0.169)	$(0.185)	$(0.187)	$(0.194)	$(0.209)

Net asset value — End of year	$9.100	$9.180	$9.120	$9.240	$9.530

Total Return(2)	0.95%	2.73%	0.71%	(1.03)%	2.01%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$24,108	$35,667	$73,533	$100,360	$119,453

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.41%	1.43%	1.42%	1.42%	1.41%

Net investment income	1.80%	2.05%	2.02%	2.07%	2.21%

Portfolio Turnover	40%	14%	13%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Financial Highlights — continued

	Class I
	Year Ended March 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.790	$9.730	$9.850	$10.170	$10.190

Income (Loss) From Operations

Net investment income(1)	$0.266	$0.286	$0.289	$0.298	$0.314

Net realized and unrealized gain (loss)	(0.087)	0.059	(0.120)	(0.321)	(0.021)

Total income (loss) from operations	$0.179	$0.345	$0.169	$(0.023)	$0.293

Less Distributions

From net investment income	$(0.269)	$(0.285)	$(0.289)	$(0.297)	$(0.313)

Total distributions	$(0.269)	$(0.285)	$(0.289)	$(0.297)	$(0.313)

Net asset value — End of year	$9.700	$9.790	$9.730	$9.850	$10.170

Total Return(2)	1.81%	3.61%	1.70%	(0.24)%	2.94%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$292,213	$294,297	$288,575	$286,331	$297,168

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.51%	0.53%	0.52%	0.52%	0.51%

Net investment income	2.69%	2.95%	2.92%	2.97%	3.10%

Portfolio Turnover	40%	14%	13%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair-value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

20

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2020 and March 31, 2019 was as follows:

	Year Ended March 31,
	2020	2019

Tax-exempt income	$13,406,905	$14,469,194

Ordinary income	$364,987	$353,708

As of March 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$552,893

Deferred capital losses	$(9,392,277)

Net unrealized appreciation	$11,635,400

Distributions payable	$(552,893)

At March 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $9,392,277 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $9,263,260 are short-term and $129,017 are long-term.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$484,135,831

Gross unrealized appreciation	$17,182,818

Gross unrealized depreciation	(5,547,418)

Net unrealized appreciation	$11,635,400

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2020, the investment adviser fee amounted to $2,072,394 or 0.40% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2020, EVM earned $20,308 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,080 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2020 amounted to $283,918 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2020, the Fund paid or accrued to EVD $223,654 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder

22

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Notes to Financial Statements — continued

accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2020 amounted to $44,730 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2020, the Fund was informed that EVD received $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $208,003,281 and $218,285,875, respectively, for the year ended March 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended March 31, 2020	Year Ended March 31, 2019

Sales	1,619,063	2,064,572

Issued to shareholders electing to receive payments of distributions in Fund shares	414,876	430,466

Redemptions	(3,648,824)	(4,340,820)

Converted from Class C shares	598,972	1,971,905

Net increase (decrease)	(1,015,913)	126,123

Class C	Year Ended March 31, 2020	Year Ended March 31, 2019

Sales	417,836	411,525

Issued to shareholders electing to receive payments of distributions in Fund shares	46,269	111,076

Redemptions	(1,059,606)	(2,595,723)

Converted to Class A shares	(638,462)	(2,101,562)

Net decrease	(1,233,963)	(4,174,684)

Class I	Year Ended March 31, 2020	Year Ended March 31, 2019

Sales	9,167,402	14,691,924

Issued to shareholders electing to receive payments of distributions in Fund shares	238,077	245,579

Redemptions	(9,337,517)	(14,538,329)

Net increase	67,962	399,174

23

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2020.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$481,088,304	$—	$481,088,304

Taxable Municipal Securities	—	14,682,927	—	14,682,927

Total Investments	$—	$495,771,231	$—	$495,771,231

10  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

24

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2020, the Fund designates 97.35% of distributions from net investment income as an exempt-interest dividend.

26

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Director of Groupon, Inc. (e-commerce provider) (since April 2020). Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

27

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

28

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14728    3.31.20

Eaton Vance

New York Municipal Opportunities Fund

Annual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2020

Eaton Vance

New York Municipal Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on April 1, 2019, investors were concerned about a growing U.S.-China trade war. In connection with its final 2018 rate hike the previous December, the U.S. Federal Reserve (the Fed) had lowered its number of projected interest rate increases in 2019 from three to two, which some investors viewed as indicating weakness in the U.S. economy. The result was a “flight to quality” by investors seeking the relative safety of fixed-income securities over stocks, initiating a bond rally in both the Treasury and municipal bond markets that pushed longer-term bond prices up and yields down.

The fixed-income rally continued through the spring and summer of 2019, propelled by lower-than-desired inflation, low European interest rates, on-again/off-again trade-conflict rhetoric, and Fed comments in March that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for 2019. After holding interest rates steady through the first half of 2019, the Fed cut the federal funds rate by 25 basis points on July 31, 2019 — its first reduction in over a decade — and followed with two additional rate cuts in September and October. After those cuts, the federal funds rate was at 1.55%.

In the middle and long portions of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed at the beginning of September. From September 3 through the end of December, U.S. and European interest rates trended modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a U.S.-China trade détente.

Two events in January 2020 raised investor concerns and led to a renewed “flight to quality” that briefly revived the bond market rally. On January 2, the assassination of Iran’s top military commander by a U.S. drone strike briefly raised the specter of a U.S.-Iran military conflict. More lasting was the effect of the coronavirus outbreak in China, which threatened to slow global economic growth for possibly months.

As the virus turned into a global pandemic in February and March, it ended the longest-ever U.S. economic expansion and brought most of the world’s economies to a standstill. The historically strong correlation between municipal bonds and Treasurys broke down, as economic activity declined dramatically and credit markets, along with equities, plunged in value amid unprecedented volatility. In response, the Fed announced two emergency rate cuts in March — lowering the federal funds rate to 0.00%-0.25% — along with other measures designed to support the credit markets through various liquidity programs. These moves helped calm the markets and led municipal bonds to rally in the final days of the period.

For the 12-month period ended March 31, 2020, the municipal bond yield curve experienced a so-called “bull market flattening,” where rates declined across the curve, but more so toward the long end of the curve. The Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, returned 3.85% for the fiscal year — although it declined 3.63% in the final month of the period. Reflecting investors’ late-period turn to a more conservative approach, municipal bonds with higher credit ratings outperformed lower-rated issues during the period.

Fund Performance

For the 12-month period ended March 31, 2020, Eaton Vance New York Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 2.33%, underperforming the 3.85% return of the Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index (the Index).

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities, principally in the New York municipal bond market, virtually anywhere on the yield curve, of any rating, and across different sectors. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also seek to hedge interest rate risk and hold leveraged investments.

Detractors from Fund performance versus the Index during the period included security selection in taxable municipal securities, which are not represented in the Index; an underweight position, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and security selection in the health care sector.

In contrast, contributors to Fund performance relative to the Index included an underweight position in prerefunded, or escrowed, bonds; an overweight position in the education sector; and security selection in AAA-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Performance2,3

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	2.33%	2.06%	2.57%
Class A with 4.75% Maximum Sales Charge	—	—	–2.51	1.08	2.07
Class C at NAV	12/08/1993	05/29/1992	1.58	1.32	1.80
Class C with 1% Maximum Sales Charge	—	—	0.58	1.32	1.80
Class I at NAV	08/03/2010	05/29/1992	2.48	2.21	2.71
Bloomberg Barclays Municipal Bond Index	—	—	3.85%	3.19%	4.14%
Bloomberg Barclays New York Municipal Bond Index	—	—	3.30	3.00	3.91

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.79%	1.54%	0.64%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.43%	1.65%	2.57%
Taxable-Equivalent Distribution Rate			4.82	3.28	5.10
SEC 30-day Yield			1.60	0.93	1.82
Taxable-Equivalent SEC 30-day Yield			3.17	1.85	3.62

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2010	$11,959	N.A.
Class I	$250,000	03/31/2010	$326,716	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A.

Performance presented in the Financial Highlights included in the financial statements is not linked. Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

5

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$984.70	$3.67	0.74%
Class C	$1,000.00	$981.80	$7.38	1.49%
Class I	$1,000.00	$985.40	$2.93	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.74	0.74%
Class C	$1,000.00	$1,017.60	$7.52	1.49%
Class I	$1,000.00	$1,022.10	$2.98	0.59%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

6

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 100.5%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.3%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$250	$252,228

		$252,228

Education — 17.2%

Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$449,752

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	300	333,519

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	365,954

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	221,328

Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/28	110	140,270

Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	165,031

Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	864,915

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	964,871

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,028,245

Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	970,818

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/50(1)	350	436,741

New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	266,193

New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	504,925

New York Dormitory Authority, (Yeshiva University), 5.00%, 11/1/20	2,265	2,282,599

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/33	2,200	2,591,490

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35(1)	1,000	1,269,640

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	215	215,974

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	81,764

		$13,154,029

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 1.5%

Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,000	$1,183,750

		$1,183,750

General Obligations — 6.3%

Bellmore Union Free School District, 4.00%, 6/15/34	$950	$1,106,816

Elmira, 3.00%, 5/22/20(2)	1,000	1,001,770

New York City, 4.00%, 10/1/35	1,140	1,327,781

New York City, 4.00%, 3/1/36	360	419,893

New York City, 5.00%, 4/1/30	50	64,234

Valley Stream, 2.00%, 5/15/25	235	220,461

Valley Stream, 2.125%, 5/15/26	240	222,734

Westchester County, 4.00%, 12/15/30	350	413,826

		$4,777,515

Hospital — 17.2%

Build NYC Resource Corp., (New York Methodist Hospital), 5.00%, 7/1/24	$400	$459,496

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	1,390	1,504,856

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,076,110

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,487,074

Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,045,090

Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	557,200

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/30	625	786,556

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/32	640	798,150

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	800	954,688

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	437,604

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,625	1,754,772

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	445,620

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	684,306

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	500	575,285

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(2)	500	592,855

		$13,159,662

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.2%

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$355,491

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	180,871

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	189,197

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	192,163

		$917,722

Industrial Development Revenue — 6.7%

Essex County Industrial Development Agency, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$625	$629,775

New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	1,500	1,500,465

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,225,340

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	250	222,600

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	945,760

Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(2)	610	589,400

		$5,113,340

Insured – Education — 3.5%

New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,432,723

New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,262,424

		$2,695,147

Insured – Electric Utilities — 2.8%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,104,489

		$2,104,489

Insured – General Obligations — 4.8%

Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,071,770

East Ramapo Central School District, (AGM), 4.00%, 12/15/27	1,605	1,788,772

Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	801,569

		$3,662,111

Security	Principal Amount (000’s omitted)	Value

Insured – Solid Waste — 1.4%

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/26	$150	$179,850

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/28	740	903,888

		$1,083,738

Insured – Water and Sewer — 0.4%

Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/29	$125	$150,390

Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/31	140	167,791

		$318,181

Lease Revenue / Certificates of Participation — 1.6%

Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$1,000	$1,184,410

		$1,184,410

Other Revenue — 3.1%

Albany Parking Authority, 5.00%, 7/15/23	$700	$735,287

Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.75% to 11/1/24 (Put Date), 11/1/31	1,650	1,645,661

		$2,380,948

Senior Living / Life Care — 6.7%

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	$750	$823,590

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,514,961

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34(1)	1,000	1,021,860

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	345	345,090

Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	503,475

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	250	281,237

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/25	260	298,685

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/26	290	334,828

		$5,123,726

Solid Waste — 0.8%

Onondaga County Resource Recovery Agency, (AMT), 5.00%, 5/1/25	$540	$629,451

		$629,451

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.6%

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/44	$1,000	$1,136,680

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,346,862

		$3,483,542

Transportation — 20.4%

Albany County Airport Authority, (AMT), 5.00%, 12/15/25	$500	$581,215

New York Thruway Authority, 3.00%, 1/1/48	2,500	2,444,900

New York Thruway Authority, 4.00%, 1/1/45	80	87,649

New York Thruway Authority, 4.00%, 1/1/50	1,500	1,630,230

New York Thruway Authority, 5.00%, 1/1/39	95	118,901

New York Thruway Authority, 5.00%, 1/1/40	905	1,131,187

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/31	1,000	984,970

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	2,000	2,044,760

New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	615,382

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	891,855

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	520	628,935

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	336,985

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	455	556,333

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/1/30	2,100	2,680,503

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	877,470

		$15,611,275

Total Tax-Exempt Municipal Securities — 100.5% (identified cost $75,399,157)		$76,835,264

Taxable Municipal Securities — 2.2%
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.2%

Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,661,700

Total Taxable Municipal Securities — 2.2% (identified cost $2,000,000)		$1,661,700

Miscellaneous — 0.5%
Security	Units	Value

Real Estate — 0.5%

CMS Liquidating Trust(2)(3)(4)	150	$368,274

Total Miscellaneous — 0.5% (identified cost $480,000)		$368,274

Total Investments — 103.2% (identified cost $77,879,157)		$78,865,238

Other Assets, Less Liabilities — (3.2)%		$(2,466,996)

Net Assets — 100.0%		$76,398,242

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 12.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 6.4% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $5,425,870 or 7.1% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Non-income producing security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Statement of Assets and Liabilities

Assets	March 31, 2020

Investments, at value (identified cost, $77,879,157)	$78,865,238

Interest receivable	915,137

Receivable for investments sold	3,439,766

Receivable for Fund shares sold	29,672

Total assets	$83,249,813

Liabilities

Demand note payable	$500,000

Payable for investments purchased	3,121,570

Payable for when-issued securities	2,715,786

Payable for Fund shares redeemed	49,127

Distributions payable	43,398

Due to custodian	292,172

Payable to affiliates:

Investment adviser fee	26,212

Distribution and service fees	12,761

Accrued expenses	90,545

Total liabilities	$6,851,571

Net Assets	$76,398,242

Sources of Net Assets

Paid-in capital	$75,988,293

Distributable earnings	409,949

Net Assets	$76,398,242

Class A Shares

Net Assets	$41,503,548

Shares Outstanding	4,195,320

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.89

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.38

Class C Shares

Net Assets	$9,441,067

Shares Outstanding	1,003,830

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.41

Class I Shares

Net Assets	$25,453,627

Shares Outstanding	2,572,711

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Statement of Operations

Investment Income	Year Ended March 31, 2020

Interest	$2,220,046

Total investment income	$2,220,046

Expenses

Investment adviser fee	$302,442

Distribution and service fees

Class A	66,197

Class C	91,135

Trustees’ fees and expenses	4,367

Custodian fee	25,520

Transfer and dividend disbursing agent fees	37,748

Legal and accounting services	53,103

Printing and postage	14,565

Registration fees	3,370

Miscellaneous	26,248

Total expenses	$624,695

Net investment income	$1,595,351

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,056,576

Net realized gain	$1,056,576

Change in unrealized appreciation (depreciation) —

Investments	$(1,071,385)

Net change in unrealized appreciation (depreciation)	$(1,071,385)

Net realized and unrealized loss	$(14,809)

Net increase in net assets from operations	$1,580,542

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$1,595,351	$1,766,417

Net realized gain	1,056,576	16,458

Net change in unrealized appreciation (depreciation)	(1,071,385)	1,466,802

Net increase in net assets from operations	$1,580,542	$3,249,677

Distributions to shareholders —

Class A	$(931,248)	$(1,053,639)

Class C	(137,584)	(253,026)

Class I	(549,970)	(434,034)

Total distributions to shareholders	$(1,618,802)	$(1,740,699)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,994,312	$1,414,558

Class C	942,261	871,596

Class I	7,501,561	11,048,304

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	806,909	893,454

Class C	85,515	187,700

Class I	302,653	245,416

Cost of shares redeemed

Class A	(7,228,826)	(9,089,115)

Class C	(1,393,645)	(3,316,590)

Class I	(3,309,638)	(6,965,816)

Net asset value of shares converted

Class A	901,147	3,646,530

Class C	(901,147)	(3,646,530)

Net increase (decrease) in net assets from Fund share transactions	$2,701,102	$(4,710,493)

Net increase (decrease) in net assets	$2,662,842	$(3,201,515)

Net Assets

At beginning of year	$73,735,400	$76,936,915

At end of year	$76,398,242	$73,735,400

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Financial Highlights

	Class A

	Year Ended March 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.870	$9.660	$9.770	$10.090	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.210	$0.245	$0.241	$0.269	$0.275

Net realized and unrealized gain (loss)	0.023 (2)	0.207	(0.113)	(0.322)	(0.023)

Total income (loss) from operations	$0.233	$0.452	$0.128	$(0.053)	$0.252

Less Distributions

From net investment income	$(0.213)	$(0.242)	$(0.238)	$(0.267)	$(0.272)

Total distributions	$(0.213)	$(0.242)	$(0.238)	$(0.267)	$(0.272)

Net asset value — End of year	$9.890	$9.870	$9.660	$9.770	$10.090

Total Return(3)	2.33%	4.75%	1.30%	(0.55)%	2.54%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$41,504	$42,073	$44,330	$51,983	$47,738

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.74%	0.79%	0.75%	0.74%	0.75%

Net investment income	2.08%	2.54%	2.45%	2.70%	2.74%

Portfolio Turnover	102%	54%	66%	68%	9%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Financial Highlights — continued

	Class C

	Year Ended March 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.390	$9.180	$9.290	$9.590	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.128	$0.164	$0.159	$0.185	$0.190

Net realized and unrealized gain (loss)	0.022 (2)	0.207	(0.113)	(0.302)	(0.023)

Total income (loss) from operations	$0.150	$0.371	$0.046	$(0.117)	$0.167

Less Distributions

From net investment income	$(0.130)	$(0.161)	$(0.156)	$(0.183)	$(0.187)

Total distributions	$(0.130)	$(0.161)	$(0.156)	$(0.183)	$(0.187)

Net asset value — End of year	$9.410	$9.390	$9.180	$9.290	$9.590

Total Return(3)	1.58%	4.09%	0.48%	(1.24)%	1.77%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,441	$10,663	$16,306	$22,763	$26,312

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.50%	1.54%	1.50%	1.50%	1.50%

Net investment income	1.33%	1.79%	1.71%	1.95%	1.99%

Portfolio Turnover	102%	54%	66%	68%	9%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Financial Highlights — continued

	Class I

	Year Ended March 31,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.870	$9.660	$9.770	$10.090	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.225	$0.260	$0.255	$0.284	$0.290

Net realized and unrealized gain (loss)	0.023 (2)	0.206	(0.112)	(0.322)	(0.023)

Total income (loss) from operations	$0.248	$0.466	$0.143	$(0.038)	$0.267

Less Distributions

From net investment income	$(0.228)	$(0.256)	$(0.253)	$(0.282)	$(0.287)

Total distributions	$(0.228)	$(0.256)	$(0.253)	$(0.282)	$(0.287)

Net asset value — End of year	$9.890	$9.870	$9.660	$9.770	$10.090

Total Return(3)	2.48%	4.91%	1.45%	(0.40)%	2.70%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$25,454	$21,000	$16,301	$17,869	$13,601

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.59%	0.64%	0.60%	0.60%	0.60%

Net investment income	2.23%	2.68%	2.60%	2.85%	2.89%

Portfolio Turnover	102%	54%	66%	68%	9%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning income on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2020 and March 31, 2019 was as follows:

	Year Ended March 31,
	2020	2019

Tax-exempt income	$1,518,518	$1,642,924

Ordinary income	$100,284	$97,775

As of March 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$41,809

Deferred capital losses	$(646,945)

Net unrealized appreciation	$1,058,483

Distributions payable	$(43,398)

At March 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $646,945 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $646,945 are short-term.

17

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,806,755

Gross unrealized appreciation	$2,382,001

Gross unrealized depreciation	(1,323,518)

Net unrealized appreciation	$1,058,483

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the year ended March 31, 2020, the investment adviser fee amounted to $302,442 or 0.38% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2020, EVM earned $9,571 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,811 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2020 amounted to $66,197 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2020, the Fund paid or accrued to EVD $75,946 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2020 amounted to $15,189 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2020, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

18

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $90,719,347 and $80,641,736, respectively, for the year ended March 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2020	2019

Sales	492,131	146,494

Issued to shareholders electing to receive payments of distributions in Fund shares	79,792	92,321

Redemptions	(726,951)	(941,772)

Converted from Class C shares	89,208	374,383

Net decrease	(65,820)	(328,574)

	Year Ended March 31,
Class C	2020	2019

Sales	98,447	95,675

Issued to shareholders electing to receive payments of distributions in Fund shares	8,901	20,419

Redemptions	(145,630)	(362,130)

Converted to Class A shares	(93,835)	(393,704)

Net decrease	(132,117)	(639,740)

	Year Ended March 31,
Class I	2020	2019

Sales	744,643	1,135,009

Issued to shareholders electing to receive payments of distributions in Fund shares	29,924	25,358

Redemptions	(328,431)	(721,396)

Net increase	446,136	438,971

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2020, the Fund had a balance outstanding pursuant to this line of credit of $500,000, at an interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2020. The Fund’s average borrowings or allocated fees during the year ended March 31, 2020 were not significant.

19

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

9  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At March 31, 2020, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $292,172. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2020. The Fund’s average overdraft advances during the year ended March 31, 2020 were not significant.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$76,835,264	$—	$76,835,264

Taxable Municipal Securities	—	1,661,700	—	1,661,700

Miscellaneous	—	—	368,274	368,274

Total Investments	$—	$78,496,964	$368,274	$78,865,238

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2020 is not presented.

11  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

20

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance New York Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance New York Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

21

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2020, the Fund designates 93.81% of distributions from net investment income as an exempt-interest dividend.

22

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014)

Valerie A. Mosley 1960	Trustee	2014

Director of Groupon, Inc. (e-commerce provider) (since April 2020). Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

23

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

24

Eaton Vance

New York Municipal Opportunities Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23362    3.31.20

Eaton Vance

Short Duration Municipal Opportunities Fund

Annual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2020

Eaton Vance

Short Duration Municipal Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	33

Federal Tax Information	34

Management and Organization	35

Important Notices	38

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on April 1, 2019, investors were concerned about a growing U.S.-China trade war. In connection with its final 2018 rate hike the previous December, the U.S. Federal Reserve (the Fed) had lowered its number of projected interest rate increases in 2019 from three to two, which some investors viewed as indicating weakness in the U.S. economy. The result was a “flight to quality” by investors seeking the relative safety of fixed-income securities over stocks, initiating a bond rally in both the Treasury and municipal bond markets that pushed longer-term bond prices up and yields down.

The fixed-income rally continued through the spring and summer of 2019, propelled by lower-than-desired inflation, low European interest rates, on-again/off-again trade-conflict rhetoric, and Fed comments in March that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for 2019. After holding interest rates steady through the first half of 2019, the Fed cut the federal funds rate by 25 basis points on July 31, 2019 — its first reduction in over a decade — and followed with two additional rate cuts in September and October. After those cuts, the federal funds rate was at 1.55%.

In the middle and long portions of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed at the beginning of September. From September 3 through the end of December, U.S. and European interest rates trended modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a U.S.-China trade détente.

Two events in January 2020 raised investor concerns and led to a renewed “flight to quality” that briefly revived the bond market rally. On January 2, the assassination of Iran’s top military commander by a U.S. drone strike briefly raised the specter of a U.S.-Iran military conflict. More lasting was the effect of the coronavirus outbreak in China, which threatened to slow global economic growth for possibly months.

As the virus turned into a global pandemic in February and March, it ended the longest-ever U.S. economic expansion and brought most of the world’s economies to a standstill. The historically strong correlation between municipal bonds and Treasurys broke down, as economic activity declined dramatically and credit markets, along with equities, plunged in value amid unprecedented volatility.

In response, the Fed announced two emergency rate cuts in March — lowering the federal funds rate to 0.00%-0.25% — along with other measures designed to support the credit markets through various liquidity programs. These moves helped calm the markets and led municipal bonds to rally in the final days of the period.

For the 12-month period ended March 31, 2020, the municipal bond yield curve experienced a so-called “bull market flattening,” where rates declined across the curve, but more so toward the long end of the curve. The Bloomberg Barclays Municipal Bond Index, a broad measure of the asset class, returned 3.85% for the fiscal year — although it declined 3.63% in the final month of the period. Reflecting investors’ late-period turn to a more conservative approach, municipal bonds with higher credit ratings outperformed lower-rated issues during the period.

Fund Performance

For the 12-month period ended March 31, 2020, Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 0.29%, underperforming the 2.50% return of the Fund’s benchmark, the Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index (the Index).

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the credit curve, across different sectors and different state issuers, while maintaining a dollar-weighted average portfolio duration below 4.5 years. Management has the ability to be opportunistic in pursuing the Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also seek to hedge interest rate risk and hold leveraged investments, which involves borrowing money.

Detractors from Fund performance versus the Index during the period included security selection and an overweight position, relative to the Index, in bonds rated BBB and below, during a period when higher-rated bonds in the Index outperformed lower-rated bonds; as well as security selection and an overweight position in the health care sector. A defensive, out-of-Index allocation to municipal variable rate demand obligations, which are short-term municipal notes, lagged the Index for a majority of the period, and detracted from relative performance as well.

In contrast, contributors to performance relative to the Index included an underweight position in prerefunded, or escrowed, bonds; an out-of-Index allocation to bonds with 17 or more years remaining to maturity, during a period when longer-maturity bonds in general outperformed shorter-maturity bonds; and an out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	0.29%	2.04%	2.54%
Class A with 2.25% Maximum Sales Charge	—	—	–1.95	1.57	2.31
Class C at NAV	12/08/1993	06/01/1992	–0.53	1.26	1.77
Class C with 1% Maximum Sales Charge	—	—	–1.51	1.26	1.77
Class I at NAV	08/03/2010	06/01/1992	0.34	2.18	2.67
Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index	—	—	2.50%	2.11%	2.71%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.71%	1.46%	0.56%
Net			0.70	1.45	0.55

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.04%	1.26%	2.19%
Taxable-Equivalent Distribution Rate			3.45	2.13	3.70
SEC 30-day Yield			1.82	1.15	2.03
Taxable-Equivalent SEC 30-day Yield			3.08	1.94	3.43

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2010	$11,917	N.A.
Class I	$250,000	03/31/2010	$325,564	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$981.00	$3.27	0.66%
Class C	$1,000.00	$977.20	$6.97	1.41%
Class I	$1,000.00	$980.80	$2.53	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.34	0.66%
Class C	$1,000.00	$1,018.00	$7.11	1.41%
Class I	$1,000.00	$1,022.50	$2.58	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

6

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 97.0%
Security	Principal Amount (000’s omitted)	Value

Education — 6.0%

Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$369,098

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	609,512

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	250	263,632

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	261,203

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	238,390

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	294,893

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(1)	100	104,537

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(1)	165	171,032

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(1)	175	183,257

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(1)	160	169,074

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	319,275

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/22(1)	100	104,420

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/23(1)	100	105,935

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24(1)	135	144,952

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25(1)	200	216,768

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(1)	105	114,854

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27(1)	110	121,518

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28(1)	160	178,294

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29(1)	165	185,343

District of Columbia, (District of Columbia International School), 5.00%, 7/1/21	200	208,308

District of Columbia, (District of Columbia International School), 5.00%, 7/1/25	500	564,550

District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	1,055,177

District of Columbia, (KIPP DC), 3.00%, 7/1/20	200	200,764

District of Columbia, (KIPP DC), 5.00%, 7/1/22	200	210,044

Security	Principal Amount (000’s omitted)	Value

Education (continued)

District of Columbia, (KIPP DC), 5.00%, 7/1/25	$270	$297,842

District of Columbia, (KIPP DC), 5.00%, 7/1/26	250	278,987

District of Columbia, (KIPP DC), 5.00%, 7/1/27	250	281,830

District of Columbia, (KIPP DC), 5.00%, 7/1/28	240	273,178

District of Columbia, (KIPP DC), 5.00%, 7/1/29	235	269,792

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	482,535

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/26	275	303,325

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/27	210	233,587

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/28	230	256,466

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/29	225	252,140

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/31	865	957,624

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23	425	462,719

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	389,644

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	373,272

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	639,990

Michigan Finance Authority, (Cesar Chavez Academy), 3.25%, 2/1/24	400	386,392

Michigan Finance Authority, (Cesar Chavez Academy), 4.00%, 2/1/29	700	671,727

Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,468,501

Montana State University, 5.16%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,750	1,750,490

Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/22 (Put Date), 5/1/36	1,125	1,154,925

Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/23 (Put Date), 5/1/36	1,225	1,268,941

New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	499,876

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	$1,235	$1,235,210

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,089,740

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.527%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(2)	6,750	6,753,037

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	700	699,552

Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,851,974

Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,460	1,473,972

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/23	1,840	1,933,509

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,824,228

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	905	971,907

Public Finance Authority, WI, (Barton College), 5.00%, 3/1/28	1,545	1,630,269

Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	160	156,853

Public Finance Authority, WI, (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	425	411,349

Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500	537,495

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/27(3)	1,000	1,222,840

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/28(3)	1,000	1,248,000

University of North Carolina at Chapel Hill, 1.459%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(2)	900	895,437

University of Pittsburgh, PA, 5.07%, (SIFMA + 0.36%), 2/15/24(2)	5,000	5,003,950

Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	452,124

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	215	215,974

		$48,956,033

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 3.7%

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,063,400

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,170	2,148,712

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,337,295

Long Island Power Authority, NY, Electric System Revenue, Series 2014C, 1.857%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	5,000	4,932,650

Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 1.857%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	10,000	9,865,300

Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,028,880

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	410,241

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	655,422

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	558,575

		$30,000,475

Escrowed/Prerefunded — 0.0%(4)

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	$100	$116,976

		$116,976

General Obligations — 10.9%

American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$1,355	$1,416,165

Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,307

Berwyn, IL, 5.00%, 12/1/23	1,090	1,195,599

California, 5.09%, (SIFMA + 0.38%), 12/1/22 (Put Date), 12/1/27(2)	6,000	5,962,860

Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	362,600

Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/27	380	337,147

Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/28	565	490,358

Chicago Board of Education, IL, 0.00%, 12/1/25	500	406,490

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Chicago Board of Education, IL, 4.00%, 12/1/20	$250	$250,347

Chicago Board of Education, IL, 4.00%, 12/1/22	700	694,078

Chicago Board of Education, IL, 5.00%, 12/1/20	945	952,437

Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,219,716

Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,040,360

Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,046,940

Chicago, IL, 0.00%, 1/1/21	115	112,329

Chicago, IL, 0.00%, 1/1/24	225	198,211

Chicago, IL, 0.00%, 1/1/26	160	130,960

Chicago, IL, 5.00%, 12/1/22	1,000	1,004,540

Chicago, IL, 5.00%, 1/1/30	7,320	7,613,020

Chicago, IL, 5.625%, 1/1/29	1,000	1,072,730

Connecticut, 5.00%, 4/15/23	3,200	3,523,040

Connecticut, 5.61%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,452,680

Dallas, TX, 5.00%, 2/15/23	1,000	1,066,240

Delaware Valley Regional Finance Authority, PA, 1.82%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	9,000	8,881,200

Detroit, MI, 5.00%, 4/1/20	810	810,000

Detroit, MI, 5.00%, 4/1/21	1,000	1,008,700

Elmira, NY, 3.00%, 5/22/20(1)	3,000	3,005,310

Elmira, NY, 3.00%, 7/10/20(1)	3,500	3,511,404

Elmira, NY, 5.00%, 5/15/26	115	115,155

Harford County, MD, 5.00%, 9/15/23	1,000	1,131,140

Illinois, 5.00%, 2/1/22	370	378,947

Illinois, 5.00%, 6/1/22	495	507,954

Illinois, 5.00%, 10/1/23	285	296,403

Illinois, 5.00%, 2/1/24	500	521,665

Illinois, 5.00%, 6/1/24	4,850	5,075,816

Illinois, 5.00%, 8/1/24	2,085	2,140,961

Illinois, 5.00%, 11/1/24	3,000	3,144,840

Illinois, 5.00%, 8/1/25	1,000	1,025,100

Illinois, 5.00%, 11/1/25	5,000	5,281,050

Illinois, Series of October 2000, 0.00%, 8/1/20	120	119,298

Illinois, Series of October 2000, 0.00%, 8/1/21	140	136,629

Illinois, Series of October 2002, 0.00%, 8/1/21	60	58,555

Illinois, Series of November 1998, 0.00%, 8/1/20	145	144,152

New Haven, CT, 5.00%, 8/1/21	1,000	1,044,830

New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,582,900

Union City, NJ, 5.00%, 11/1/23	1,000	1,118,980

Washington, 5.00%, 6/1/27(3)	1,500	1,804,230

West Hartford, CT, 5.00%, 7/1/21(3)	2,195	2,299,592

West Hartford, CT, 5.00%, 7/1/22(3)	710	770,776

West Hartford, CT, 5.00%, 7/1/23(3)	500	560,930

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	$2,355	$2,512,785

		$88,558,456

Hospital — 18.2%

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/20	$785	$793,988

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	4,000	4,447,320

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/20	520	527,368

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/21	775	801,381

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/22	810	851,861

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/23	1,135	1,211,862

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,238,936

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	500,715

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	160,833

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	192,278

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,193,640

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	530,120

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	546,055

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 5.31%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,013,950

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,452,790

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,950	1,995,727

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/27(1)	725	859,785

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/30(1)	$285	$344,180

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/33(1)	1,170	1,390,299

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/21	250	259,725

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/22	515	549,217

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/25	385	439,739

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	518,358

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,081,310

Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	257,129

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	655	711,841

Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,163,940

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/31	3,000	3,593,520

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/32	3,015	3,587,428

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/33	2,950	3,491,826

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,357,541

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	3,100	3,654,094

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 5.13%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	3,000,600

Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,695,184

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 5.46%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	5,014,500

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,074,070

Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	274,195

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Indiana Finance Authority, (Parkview Health), 5.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	$8,000	$8,030,800

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	52,974

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	553,410

Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	92,842

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/21(3)	2,645	2,755,640

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/22(3)	1,855	1,990,879

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/23(3)	1,945	2,147,727

Maricopa County Industrial Development Authority, AZ, (Banner Health), 5.28%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,810	6,847,932

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	603,529

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	187,636

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	482,796

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	799,182

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	734,903

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	716,099

Michigan Finance Authority, (McLaren Health Care), 1.029%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(2)	930	916,794

Michigan Finance Authority, (McLaren Health Care), 1.379%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(2)	5,000	4,987,900

Michigan Finance Authority, (Trinity Health Credit Group), 5.19%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(2)	5,000	5,005,550

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 5.26%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	4,375	4,370,931

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	1,050	1,179,213

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	$1,010	$1,132,200

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,103,140

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	540	608,175

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/26	800	939,592

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/27	2,000	2,315,100

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/29	300	343,827

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,818,938

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,008,270

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/26	400	481,512

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/27	390	479,805

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/28	455	569,364

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/29	750	952,703

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,483,976

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/27	1,400	1,713,376

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/28	1,500	1,869,810

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	2,317,365

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/29	1,400	1,776,810

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	1,495	1,805,975

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/31	3,195	3,842,531

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.15%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	996,780

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	$1,250	$1,380,338

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	815,911

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	400	464,280

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,353,756

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,662,366

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,205,480

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,201,060

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,325,950

Roane County Building Commission, WV, (Roane General Hospital), 2.55%, 11/1/21	2,250	2,257,897

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.31%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,500,825

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	55,892

		$148,017,046

Housing — 4.7%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,080,905

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/23	150	155,382

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/24	175	182,837

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/25	300	315,522

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	320	338,038

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/27	250	264,672

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/28	200	211,988

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/29	270	286,672

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/30	280	296,366

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/31	$290	$304,860

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	1,000	1,051,170

Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	523,265

Massachusetts Housing Finance Agency, (Mill Road Apartments), 5.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,655	2,655,000

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 5.26%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(2)	10,000	9,990,300

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/22	835	852,151

New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	5,096,400

North Dakota Housing Finance Agency, 5.11%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(2)	2,500	2,500,050

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/26	160	179,426

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/27	385	435,893

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/28	240	274,116

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/29	300	345,195

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/30	225	257,116

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/31	210	238,634

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	600	669,300

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	200	226,482

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/21	115	117,724

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/22	230	235,713

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/23	$390	$414,777

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/24	440	475,090

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/25	980	1,071,826

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,204,058

Washington Housing Finance Commission, 5.26%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(2)	3,000	3,000,900

		$38,251,828

Industrial Development Revenue — 9.5%

Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,020,160

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,624,984

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	1,550	1,563,733

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,003,200

Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,351,131

Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	4,000	3,755,120

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	899,028

Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	982,030

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,031,770

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 5.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(2)	5,000	5,006,500

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,504,800

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 5.46%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,000	1,999,900

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,640,385

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,551,350

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	$710	$632,184

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	3,942,218

Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	5,000	4,961,600

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	800	789,856

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,747,900

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	4,997,650

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,467,495

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,595,711

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,785,920

Rockport, IN, (AEP Generating Co.), Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	1,997,700

Rockport, IN, (AEP Generating Co.), Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,247,413

Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,696,928

St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	8,804,955

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	2,245	2,144,042

West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,044,640

		$77,790,303

Insured-Bond Bank — 0.0%(4)

Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$258,960

		$258,960

Insured-Education — 0.7%

Missouri Southern State University, (AGM), 5.00%, 10/1/24	$110	$124,238

Missouri Southern State University, (AGM), 5.00%, 10/1/25	125	144,030

Missouri Southern State University, (AGM), 5.00%, 10/1/27	205	244,186

Security	Principal Amount (000’s omitted)	Value

Insured-Education (continued)

Missouri Southern State University, (AGM), 5.00%, 10/1/28	$200	$241,818

Missouri Southern State University, (AGM), 5.00%, 10/1/31	290	353,507

Missouri Southern State University, (AGM), 5.00%, 10/1/32	155	188,454

Northern Illinois University, (BAM), 5.00%, 4/1/23(3)	120	130,750

Northern Illinois University, (BAM), 5.00%, 4/1/24(3)	500	558,255

Northern Illinois University, (BAM), 5.00%, 4/1/25(3)	400	456,600

Northern Illinois University, (BAM), 5.00%, 4/1/26(3)	650	754,747

Northern Illinois University, (BAM), 5.00%, 4/1/27(3)	530	625,368

Northern Illinois University, (BAM), 5.00%, 4/1/28(3)	625	748,819

Northern Illinois University, (BAM), 5.00%, 4/1/29(3)	700	850,773

Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	170,346

		$5,591,891

Insured-Electric Utilities — 0.7%

Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,052

Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/20	1,275	1,276,849

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	457,956

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,786,249

Puerto Rico Electric Power Authority, Series QQ, (NPFG), 5.00%, 7/1/22	100	100,071

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	170,087

Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	500	500,210

Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	810	810,413

		$5,406,887

Insured-General Obligations — 2.6%

Boston, MA, (NPFG), 0.125%, 3/1/22	$2,920	$2,862,418

Cambria County, PA, (AGM), 4.00%, 8/1/32	500	559,360

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	110,767

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	979,720

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/21	1,125	1,066,939

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	470	430,788

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured-General Obligations (continued)

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/23	$2,245	$1,988,374

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	290	229,860

Chicago Board of Education, IL, (NPFG), 5.25%, 12/1/21	570	601,116

Chicago Board of Education, IL, Series 1998B, (NPFG), 0.00%, 12/1/24	365	312,013

Chicago Board of Education, IL, Series 1999A, (NPFG), 0.00%, 12/1/24	260	222,256

Chicago, IL, (AGM), 0.00%, 1/1/25	250	220,592

Chicago, IL, (NPFG), 0.00%, 1/1/23	175	160,121

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	564,105

Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	140,520

Matteson, IL, (AGM), 3.60%, 12/1/24	395	403,575

McCook, IL, (AGM), 4.00%, 12/1/20	50	50,755

McCook, IL, (AGM), 4.00%, 12/1/21	135	140,048

McCook, IL, (AGM), 4.00%, 12/1/22	225	237,829

McCook, IL, (AGM), 4.00%, 12/1/23	250	269,037

McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,075,666

Paterson, NJ, (BAM), 5.00%, 1/15/26	485	524,741

Puerto Rico, (AGC), 5.00%, 7/1/24	125	125,848

Puerto Rico, (AGM), 4.00%, 7/1/22	3,610	3,638,411

Puerto Rico, (NPFG), 5.25%, 7/1/22	135	135,123

Stickney, IL, (BAM), 4.00%, 12/1/22	200	211,298

Stickney, IL, (BAM), 4.00%, 12/1/23	350	375,879

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/22(3)	495	526,923

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/25(3)	540	615,314

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/28(3)	630	755,162

Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,770	1,746,724

Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	116,990

		$21,398,272

Insured-Hospital — 0.1%

Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$683,561

		$683,561

Security	Principal Amount (000’s omitted)	Value

Insured-Lease Revenue/Certificates of Participation — 1.2%

Kentucky Asset/Liability Commission, (NPFG), 1.711%, (67% of 3 mo. USD LIBOR + 0.53%), 11/1/27(2)	$1,545	$1,483,061

Kentucky Asset/Liability Commission, (NPFG), 1.731%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	8,890	8,551,558

		$10,034,619

Insured-Other Revenue — 0.1%

Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$1,223,695

		$1,223,695

Insured-Special Tax Revenue — 0.3%

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,815	$1,815,309

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	433,296

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	489,481

		$2,738,086

Insured-Transportation — 0.9%

Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,297,730

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,185,220

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	337,932

Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	645	645,032

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	365	375,713

Puerto Rico Highway and Transportation Authority, (NPFG), 5.50%, 7/1/20	470	472,214

		$7,313,841

Lease Revenue/Certificates of Participation — 0.8%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,308,280

New Jersey Economic Development Authority, (School Facilities Construction), 6.26%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,008,100

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue/Certificates of Participation (continued)

New Jersey Economic Development Authority, (School Facilities Construction), 6.31%, (SIFMA + 1.60%), 3/1/28(2)	$3,080	$3,108,706

		$6,425,086

Other Revenue — 13.2%

Albany Parking Authority, NY, 5.00%, 7/15/20	$575	$580,842

Albany Parking Authority, NY, 5.00%, 7/15/21	635	664,191

Albany Parking Authority, NY, 5.00%, 7/15/22	705	731,430

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(1)	750	770,633

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,080,790

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	506,995

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	609,744

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	508,540

Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,029,310

Black Belt Energy Gas District, AL, 1.959%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,945,000

Black Belt Energy Gas District, AL, 5.08%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,475,450

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	856,795

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 1/1/25 (Put Date), 1/1/49	2,500	2,504,425

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 1.809%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,490,150

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.89%, (67% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 8/1/48(2)	16,000	15,970,720

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.28%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	5,000	4,859,200

Northern California Gas Authority No. 1, Gas Project Revenue, 1.999%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	1,050	1,026,386

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.92%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	$3,000	$2,993,400

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,151,990

Southeast Alabama Gas Supply District, (Project No. 1), 5.36%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,938,080

Southeast Alabama Gas Supply District, (Project No. 2), 1.91%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,985,140

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	7,500	7,802,700

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.196%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,330	3,288,675

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.72%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	3,250	3,264,007

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 5.76%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(2)	7,000	7,150,990

		$107,185,583

Senior Living/Life Care — 10.1%

Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,120,412

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	300	319,947

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	232,191

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	375	391,234

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	300	316,161

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	265,338

Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	855,336

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	291,143

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	317,986

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care (continued)

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	$430	$436,738

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	775	752,478

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	294,924

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/24	540	542,965

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/27	200	199,404

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/28	240	237,936

Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2016, 4.00%, 1/1/21	300	297,939

Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2019, 4.00%, 1/1/21	700	701,295

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	441,090

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	325	326,034

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	853,680

District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,985	1,868,461

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	251,968

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	252,590

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	359,239

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	429,726

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	610	582,721

Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	720	656,460

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	874,482

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	427,338

Iowa Finance Authority, (Lifespace Communities, Inc.), 2.875%, 5/15/49	1,750	1,695,855

Iowa Finance Authority, (Northcrest, Inc.), 3.25%, 3/1/23	3,300	3,191,925

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	922,447

Lancaster County Hospital Authority, PA, (Moravian Manors, Inc.), 2.875%, 12/15/23	1,925	1,852,370

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care (continued)

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	$2,055	$2,002,885

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(1)	500	492,715

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(1)	515	505,035

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(1)	500	487,150

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(1)	400	386,156

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	1,724,060

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/21	100	102,361

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/22	100	103,506

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/23	125	130,671

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/24	150	158,274

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/25	100	106,067

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/26	150	159,665

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/27	200	213,394

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/28	200	214,098

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/29	250	266,808

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	6,500	6,406,660

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	705	665,788

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	425	410,554

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,130	1,095,388

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	542,597

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,819,215

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	$630	$634,977

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.25%, 7/1/23	1,525	1,440,439

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.375%, 7/1/24	1,525	1,421,666

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,583,568

North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/25	250	245,115

North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/26	240	233,496

North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/27	565	577,283

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	830	843,977

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	440	465,432

Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	605	549,364

Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	570	542,281

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	507,276

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	218,656

Santa Fe, NM, (El Castillo Retirement Residences), 2.25%, 5/15/24	600	558,306

Santa Fe, NM, (El Castillo Retirement Residences), 2.625%, 5/15/25	1,000	929,850

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/20	450	450,000

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	508,735

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,398,156

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	1,450	1,493,355

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,562,563

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,657,747

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care (continued)

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/24	$200	$197,174

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/25	275	269,030

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/27	300	306,657

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/29	115	116,219

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/30	180	181,022

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,000	950,910

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,080,588

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,549,078

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,685,672

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/21(3)	310	310,121

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/23(3)	235	234,864

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/24(3)	245	244,454

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25(3)	250	248,870

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(1)	520	602,425

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	2,000	1,942,160

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	239,478

Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	212,403

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	969,250

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	340	346,113

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	387,148

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care (continued)

Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	$350	$378,091

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,250,860

Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	365	356,251

Washington Housing Finance Commission, (Transforming Age), 2.375%, 1/1/26(1)	4,000	3,579,240

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/24(1)	180	183,868

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/25(1)	385	394,444

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	410,612

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(1)	260	256,025

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/22	200	197,774

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/23	100	98,253

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/24	100	97,532

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/25	100	96,638

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	238,560

Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/27	425	399,763

Wayzata, MN, (Folkestone Senior Living Community), 3.125%, 8/1/28	650	610,018

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	150	151,043

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	199,626

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	250	248,880

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	362,350

		$81,958,566

Special Tax Revenue — 1.7%

Baltimore, MD, (Harbor Point), 2.65%, 6/1/22(1)	$200	$194,734

Baltimore, MD, (Harbor Point), 2.70%, 6/1/23(1)	285	274,247

Baltimore, MD, (Harbor Point), 2.80%, 6/1/25(1)	125	117,614

Baltimore, MD, (Harbor Point), 2.85%, 6/1/26(1)	135	125,886

Baltimore, MD, (Harbor Point), 2.95%, 6/1/27(1)	175	161,581

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/25	$250	$247,525

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/26	330	324,694

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/27	325	317,414

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/28	425	411,417

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/29	400	383,440

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/30	680	644,715

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/31	785	735,875

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/32	660	612,737

Illinois Sports Facilities Authority, 5.00%, 6/15/22	315	323,710

Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	259,230

Illinois, Sales Tax Revenue, 5.00%, 6/15/21	140	141,805

Illinois, Sales Tax Revenue, 5.00%, 6/15/22	945	960,678

Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	943,870

Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	690,657

Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,369,500

Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,785,256

Sales Tax Securitization Corp., IL, Series 2020A, 5.00%, 1/1/29	500	585,330

Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	1,250	1,209,587

		$13,821,502

Student Loan — 3.2%

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$561,473

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	811,815

Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	5,380	5,587,345

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	4,070,040

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$1,000	$1,104,320

Massachusetts Educational Financing Authority, Series 2012, (AMT), 5.00%, 7/1/20	5,000	5,044,150

Massachusetts Educational Financing Authority, Series 2013, (AMT), 5.00%, 7/1/20	2,000	2,017,660

New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	4,995,532

Rhode Island Student Loan Authority, Series 2017, (AMT), 5.00%, 12/1/23	600	668,208

Rhode Island Student Loan Authority, Series 2018, (AMT), 5.00%, 12/1/23	1,250	1,391,625

		$26,252,168

Transportation — 7.6%

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	$5,000	$5,692,950

E-470 Public Highway Authority, CO, 1.039%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(2)	3,500	3,496,115

E-470 Public Highway Authority, CO, 1.67%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(2)	3,375	3,392,077

Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,060,260

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,739,056

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,034,930

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,556,605

New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	200	179,084

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,071,230

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	13,000	12,996,490

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,592,355

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	2,000	2,143,040

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,029,970

Pennsylvania Turnpike Commission, 5.31%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,007,710

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Pennsylvania Turnpike Commission, 5.69%, (SIFMA + 0.98%), 12/1/21(2)	$2,150	$2,167,136

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,285,880

South Carolina Transportation Infrastructure Bank, 1.509%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	12,500	12,219,000

Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	2,000	2,013,720

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	2,863,925

		$61,541,533

Water and Sewer — 0.8%

California Department of Water Resources, (Central Valley Project), 5.08%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(2)	$500	$498,165

Charleston, SC, Waterworks and Sewer System Revenue, 1.041%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(2)	5,000	5,005,650

Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	615	739,144

		$6,242,959

Total Tax-Exempt Municipal Securities — 97.0% (identified cost $801,864,606)		$789,768,326

Tax-Exempt Mortgage-Backed Securities — 1.7%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27(1)	$2,160	$2,354,292

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.116%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	477	477,638

National Finance Authority, NH, Municipal Certificates, Series 2020-1, Class A, 4.125%, 1/20/34	10,437	11,052,232

Total Tax-Exempt Mortgage-Backed Securities — 1.7% (identified cost $14,993,722)		$13,884,162

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

Taxable Municipal Securities — 2.3%
Security	Principal Amount (000’s omitted)	Value

Education — 0.4%

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,316,820

		$3,316,820

Escrowed/Prerefunded — 0.1%

South Jersey Transportation Authority, NJ, Escrowed to Maturity, 4.20%, 11/1/21	$725	$761,004

		$761,004

General Obligations — 0.4%

Chicago Board of Education, IL, 5.182%, 12/1/21(5)	$325	$328,438

Chicago, IL, 7.75%, 1/1/42	2,659	3,028,229

		$3,356,667

Hospital — 0.6%

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.063%, 7/1/20	$2,020	$2,022,101

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	1,000	1,002,530

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	820,289

Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,448,738

		$5,293,658

Insured-Hospital — 0.1%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.522%, 7/1/20	$500	$502,775

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	375	391,616

		$894,391

Senior Living/Life Care — 0.5%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.20%, 5/15/21	$555	$556,243

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	3,055	2,996,192

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(1)	90	112,723

		$3,665,158

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	$1,000	$1,003,550

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	1,060	975,518

		$1,979,068

Total Taxable Municipal Securities — 2.3% (identified cost $19,030,083)		$19,266,766

Corporate Bonds & Notes — 0.9%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.4%

Harnett Health System, Inc., 4.25%, 4/1/32	$1,775	$1,787,603

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,287,819

		$3,075,422

Other Revenue — 0.5%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$3,991,298

		$3,991,298

Total Corporate Bonds & Notes — 0.9% (identified cost $6,495,000)		$7,066,720

Closed-End Funds — 1.6%
Security	Shares	Value

BlackRock Municipal 2020 Term Trust	335,518	$4,922,049

Nuveen Intermediate Duration Municipal Term Fund	615,579	7,996,371

Total Closed-End Funds — 1.6% (identified cost $12,425,376)		$12,918,420

Total Investments — 103.5% (identified cost $854,808,787)		$842,904,394

Other Assets, Less Liabilities — (3.5)%		$(28,521,517)

Net Assets — 100.0%		$814,382,877

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments — continued

At March 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 3.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $69,249,023 or 8.5% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Statement of Assets and Liabilities

Assets	March 31, 2020

Investments, at value (identified cost, $854,808,787)	$842,904,394

Cash	14,240

Interest and dividends receivable	6,991,813

Receivable for investments sold	11,505,295

Receivable for Fund shares sold	6,005,739

Total assets	$867,421,481

Liabilities

Demand note payable	$24,800,000

Payable for investments purchased	1,598,473

Payable for when-issued securities	21,881,081

Payable for Fund shares redeemed	3,860,965

Distributions payable	259,447

Payable to affiliates:

Investment adviser and administration fee	291,398

Distribution and service fees	49,619

Accrued expenses	297,621

Total liabilities	$53,038,604

Net Assets	$814,382,877

Sources of Net Assets

Paid-in capital	$827,958,588

Accumulated loss	(13,575,711)

Net Assets	$814,382,877

Class A Shares

Net Assets	$162,845,847

Shares Outstanding	16,456,869

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.90

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.13

Class C Shares

Net Assets	$35,156,367

Shares Outstanding	3,708,948

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.48

Class I Shares

Net Assets	$616,380,663

Shares Outstanding	62,258,186

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.90

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Statement of Operations

Investment Income	Year Ended March 31, 2020

Interest	$18,667,232

Dividends	505

Total investment income	$18,667,737

Expenses

Investment adviser and administration fee	$2,875,505

Distribution and service fees

Class A	197,694

Class C	288,910

Trustees’ fees and expenses	35,896

Custodian fee	154,956

Transfer and dividend disbursing agent fees	220,389

Legal and accounting services	56,944

Printing and postage	36,667

Registration fees	169,246

Miscellaneous	107,194

Total expenses	$4,143,401

Net investment income	$14,524,336

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,782,904)

Net realized loss	$(1,782,904)

Change in unrealized appreciation (depreciation) —

Investments	$(18,066,910)

Net change in unrealized appreciation (depreciation)	$(18,066,910)

Net realized and unrealized loss	$(19,849,814)

Net decrease in net assets from operations	$(5,325,478)

23	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$14,524,336	$6,570,214

Net realized gain (loss)	(1,782,904)	850,747

Net change in unrealized appreciation (depreciation)	(18,066,910)	5,135,439

Net increase (decrease) in net assets from operations	$(5,325,478)	$12,556,400

Distributions to shareholders —

Class A	$(2,600,744)	$(1,318,352)

Class C	(399,012)	(333,353)

Class I	(11,848,973)	(4,871,566)

Total distributions to shareholders	$(14,848,729)	$(6,523,271)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$127,045,802	$74,111,564

Class C	16,363,186	21,047,540

Class I	483,827,640	422,623,494

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,936,736	1,031,491

Class C	318,203	290,324

Class I	9,786,651	4,077,176

Cost of shares redeemed

Class A	(56,698,982)	(21,422,807)

Class C	(8,185,314)	(6,149,502)

Class I	(301,596,591)	(76,677,890)

Net asset value of shares converted

Class A	846,321	3,685,181

Class C	(846,321)	(3,685,181)

Net increase in net assets from Fund share transactions	$272,797,331	$418,931,390

Net increase in net assets	$252,623,124	$424,964,519

Net Assets

At beginning of year	$561,759,753	$136,795,234

At end of year	$814,382,877	$561,759,753

24	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Financial Highlights

	Class A

	Year Ended March 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$10.070	$9.950		$9.830		$10.060		$10.030

Income (Loss) From Operations

Net investment income(1)	$0.196	$0.224		$0.212		$0.248		$0.264

Net realized and unrealized gain (loss)	(0.163)	0.121		0.117		(0.235)		0.027

Total income from operations	$0.033	$0.345		$0.329		$0.013		$0.291

Less Distributions

From net investment income	$(0.197)	$(0.225)		$(0.209)		$(0.243)		$(0.261)

From net realized gain	(0.006)	—		—		—		—

Total distributions	$(0.203)	$(0.225)		$(0.209)		$(0.243)		$(0.261)

Net asset value — End of year	$9.900	$10.070		$9.950		$9.830		$10.060

Total Return(2)	0.29%	3.52	%(3)	3.36	%(3)	0.13	%(3)	2.95%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$162,846	$94,489		$36,045		$24,526		$35,441

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.66%	0.70	%(3)	0.70	%(3)	0.80	%(3)(5)	0.77%

Net investment income	1.93%	2.25%		2.13%		2.48%		2.65%

Portfolio Turnover	52%	48%		55%		82%		9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.22% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

25	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Financial Highlights — continued

	Class C

	Year Ended March 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$9.650	$9.530		$9.410		$9.640		$9.610

Income (Loss) From Operations

Net investment income(1)	$0.117	$0.144		$0.131		$0.165		$0.181

Net realized and unrealized gain (loss)	(0.165)	0.120		0.117		(0.234)		0.027

Total income (loss) from operations	$(0.048)	$0.264		$0.248		$(0.069)		$0.208

Less Distributions

From net investment income	$(0.116)	$(0.144)		$(0.128)		$(0.161)		$(0.178)

From net realized gain	(0.006)	—		—		—		—

Total distributions	$(0.122)	$(0.144)		$(0.128)		$(0.161)		$(0.178)

Net asset value — End of year	$9.480	$9.650		$9.530		$9.410		$9.640

Total Return(2)	(0.53)%	2.79	%(3)	2.64	%(3)	(0.73	)%(3)	2.20%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$35,156	$28,258		$16,403		$9,324		$10,396

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.41%	1.45	%(3)	1.45	%(3)	1.55	%(3)(5)	1.52%

Net investment income	1.20%	1.51%		1.37%		1.72%		1.89%

Portfolio Turnover	52%	48%		55%		82%		9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.24% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

26	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Financial Highlights — continued

	Class I

	Year Ended March 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$10.080	$9.950		$9.830		$10.060		$10.030

Income (Loss) From Operations

Net investment income(1)	$0.212	$0.237		$0.226		$0.269		$0.278

Net realized and unrealized gain (loss)	(0.173)	0.133		0.118		(0.242)		0.027

Total income from operations	$0.039	$0.370		$0.344		$0.027		$0.305

Less Distributions

From net investment income	$(0.213)	$(0.240)		$(0.224)		$(0.257)		$(0.275)

From net realized gain	(0.006)	—		—		—		—

Total distributions	$(0.219)	$(0.240)		$(0.224)		$(0.257)		$(0.275)

Net asset value — End of year	$9.900	$10.080		$9.950		$9.830		$10.060

Total Return(2)	0.34%	3.78	%(3)	3.51	%(3)	0.27	%(3)	3.10%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$616,381	$439,012		$84,347		$7,755		$15,931

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.51%	0.55	%(3)	0.55	%(3)	0.68	%(3)(5)	0.62%

Net investment income	2.09%	2.37%		2.26%		2.68%		2.79%

Portfolio Turnover	52%	48%		55%		82%		9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.11% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes interest expense of 0.01%.

27	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded on the ex-dividend date as income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

28

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2020 and March 31, 2019 was as follows:

	Year Ended March 31,
	2020	2019

Tax-exempt income	$13,432,658	$5,816,061

Ordinary income	$1,393,384	$707,210

Long-term capital gains	$22,687	$—

During the year ended March 31, 2020, accumulated loss was increased by $54,462 and paid-in capital was increased by $54,462 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$251,237

Post October capital losses	$(1,874,590)

Net unrealized depreciation	$(11,692,911)

Distributions payable	$(259,447)

At March 31, 2020, the Fund had a net capital loss of $1,874,590 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending March 31, 2021.

29

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$854,597,305

Gross unrealized appreciation	$7,388,868

Gross unrealized depreciation	(19,081,779)

Net unrealized depreciation	$(11,692,911)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion, and at a reduced rate on daily net assets of $1 billion or more, and is payable monthly. For the year ended March 31, 2020, the investment adviser and administration fee amounted to $2,875,505 or 0.40% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after July 31, 2020. Pursuant to this agreement, no operating expenses were allocated to EVM for the year ended March 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2020, EVM earned $7,332 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,654 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2020 amounted to $197,694 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2020, the Fund paid or accrued to EVD $240,758 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2020 amounted to $48,152 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends

30

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

or capital gain distributions. For the year ended March 31, 2020, the Fund was informed that EVD received approximately $38,000 and $10,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $677,919,060 and $374,977,343, respectively, for the year ended March 31, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2020	2019

Sales	12,444,611	7,431,485

Issued to shareholders electing to receive payments of distributions in Fund shares	190,411	103,365

Redemptions	(5,641,070)	(2,148,049)

Converted from Class C shares	83,985	369,137

Net increase	7,077,937	5,755,938

	Year Ended March 31,
Class C	2020	2019

Sales	1,676,665	2,206,027

Issued to shareholders electing to receive payments of distributions in Fund shares	32,673	30,394

Redemptions	(841,221)	(643,940)

Converted to Class A shares	(87,679)	(385,301)

Net increase	780,438	1,207,180

	Year Ended March 31,
Class I	2020	2019

Sales	47,556,210	42,362,188

Issued to shareholders electing to receive payments of distributions in Fund shares	961,712	408,081

Redemptions	(29,816,539)	(7,688,380)

Net increase	18,701,383	35,081,889

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2020, the Fund had a balance outstanding pursuant to this line of credit of $24,800,000 at an interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2020. If

31

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Notes to Financial Statements — continued

measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2020. The Fund’s average borrowings or allocated fees during the year ended March 31, 2020 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$789,768,326	$—	$789,768,326

Tax-Exempt Mortgage-Backed Securities	—	13,884,162	—	13,884,162

Taxable Municipal Securities	—	19,266,766	—	19,266,766

Corporate Bonds & Notes	—	7,066,720	—	7,066,720

Closed-End Funds	12,918,420	—	—	12,918,420

Total Investments	$12,918,420	$829,985,974	$—	$842,904,394

10  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

32

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Short Duration Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”), (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

33

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2020, the Fund designates 93.12% of distributions from net investment income as an exempt-interest dividend.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2020, $24,139 or, if subsequently determined to be different, the net capital gain of such year.

34

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Director of Groupon, Inc. (e-commerce provider) (since April 2020). Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

36

Eaton Vance

Short Duration Municipal Opportunities Fund

March 31, 2020

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23361    3.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

Eaton Vance Floating-Rate Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Municipal Opportunities Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 4 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

(a-d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2019 and March 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Floating-Rate Municipal Income Fund

Fiscal Years Ended	03/31/19	03/31/20
Audit Fees	$33,100	$34,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,028	$8,563
All Other Fees(3)	$0	$0

Total	$42,128	$43,413

Eaton Vance Short Duration Municipal Opportunities Fund

Fiscal Years Ended	03/31/19	03/31/20
Audit Fees	$33,930	$35,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,028	$9,863
All Other Fees(3)	$0	$0

Total	$42,958	$44,913

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/19	03/31/20
Audit Fees	$54,275	$56,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,593	$11,167
All Other Fees(3)	$0	$0

Total	$65,868	$67,417

Eaton Vance New York Municipal Opportunities Fund

Fiscal Years Ended	03/31/19	03/31/20
Audit Fees	$37,680	$36,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,240	$8,779
All Other Fees(3)	$0	$0

Total	$46,920	$45,029

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at March 31, 2020, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/19	03/31/20
Audit Fees	$158,985	$162,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$38,889	$38,372
All Other Fees(3)	$0	$0

Total	$197,874	$200,772

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/19	03/31/20
Registrant(1)	$38,889	$38,372
Eaton Vance(2)	$87,482	$51,903

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020